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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07890
AIM Tax-Exempt Funds

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 12/31/09

TABLE OF CONTENTS

Item 1. Schedule of Investments
SIGNATURES
EXHIBIT INDEX
Item 1. Schedule of Investments.

AIM High Income Municipal Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2009

invescoaim.com	HIM-QTR-1 12/09	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2009
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–98.82%

Alaska–0.48%

Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007, Community Provider IDR	5.70%	12/01/17	$1,000	$909,030
Series 2007, Community Provider IDR	6.00%	12/01/36	3,000	2,097,780

				3,006,810

Arizona–3.15%

Centerra Community Facilities District; Series 2005, Unlimited Tax GO	5.50%	07/15/29	365	286,992
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Educational Facilities IDR	5.70%	12/01/26	2,200	1,823,800
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Educational Facilities IDR	6.25%	06/01/26	1,000	817,920
Series 2006, Educational Facilities IDR	6.38%	06/01/36	1,000	767,910
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Educational Facilities IDR	7.13%	12/01/28	2,120	2,051,142
Series 2008 A, Educational Facilities IDR	7.25%	12/01/38	1,100	1,031,415
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2003, Educational Facilities IDR	7.25%	08/01/19	830	835,395
Pima (County of) Industrial Development Authority (Horizon Community Learning Center); Series 2005, Ref. Educational Facilities IDR	5.25%	06/01/35	1,500	1,108,410
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Educational Facilities IDR	8.50%	07/01/39	1,750	1,823,990
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Educational Facilities IDR	6.50%	04/01/26	1,000	892,200
Series 2006, Educational Facilities IDR	6.75%	04/01/36	1,000	864,000
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Educational Facilities IDR	5.88%	06/01/22	535	406,841
Series 2006, Ref. Educational Facilities IDR	6.00%	06/01/36	830	548,763
Pima (County of) Industrial Development Authority (Tucson Electric Power Co. San Juan); Series 2009 A, IDR	4.95%	10/01/20	1,000	1,016,610
Pima (County of) Industrial Development Authority (Valley Academy); Series 2008, Educational Facilities IDR	6.50%	07/01/38	2,815	2,555,795
Pinal (County of) Electrical District No. 4; Series 2008, RB	6.00%	12/01/38	1,650	1,625,398
Tucson (City of) Industrial Development Authority (Arizona AgriBusiness & Equine Center, Inc.); Series 2004 A, Educational Facilities IDR	6.13%	09/01/34	500	436,775
University Medical Center Corp.;
Series 2009, Hospital RB	6.25%	07/01/29	500	535,485
Series 2009, Hospital RB	6.50%	07/01/39	500	530,915
				19,959,756

California–2.81%

Abag Finance Authority for Non-profit Corps. (Hamlin School); Series 2007, RB	5.00%	08/01/37	3,000	2,303,910
California (State of) Educational Facilities Authority (Fresno Pacific University); Series 2000 A, RB	6.75%	03/01/19	1,000	1,000,270
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 A, RB	5.00%	10/01/38	2,000	2,081,080
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/34	1,000	935,490
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,150,810
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/36	1,150	930,212
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,112,020
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Drew School); Series 2007, RB	5.30%	10/01/37	$500	$384,580
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (a)	5.13%	04/01/37	2,000	1,622,560
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	900	811,665
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	1,500	1,055,685
California (State of) Statewide Communities Development Authority (Notre Dame de Namur University); Series 2003, RB	6.50%	10/01/23	1,000	880,650
California (State of); Series 2009, Various Purpose Unlimited Tax GO	6.00%	04/01/35	1,500	1,544,895
				17,813,827

Colorado–9.46%

Antelope Heights Metropolitan District; Series 2003, Limited Tax GO (b)(c)	8.00%	12/01/13	500	629,585
Arista Metropolitan District; Series 2005, Special Limited Tax GO	6.75%	12/01/35	2,000	1,414,040
Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO	6.25%	12/01/35	1,500	1,195,635
Bradburn Metropolitan District No. 3; Series 2003, Limited Tax GO	7.50%	12/01/33	500	430,655
Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO (b)(c)	8.05%	12/01/12	500	610,820
Series 2003, Limited Tax GO (b)(c)	8.05%	12/01/12	534	652,356
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO	7.00%	12/01/23	60	53,536
Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO	6.00%	12/01/25	500	396,400
Series 2005, Limited Tax GO	6.13%	12/01/35	750	554,783
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (a)	6.13%	12/15/35	2,925	2,459,223
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, RB	6.00%	11/01/36	1,685	1,048,289
Colorado (State of) Educational & Cultural Facilities Authority (Carbon Valley Academy); Series 2006, Charter School RB	5.63%	12/01/36	1,080	833,933
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	650	568,243
Series 2008, Charter School RB	6.50%	07/01/38	1,000	850,160
Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy); Series 2003 A, Ref. RB	7.00%	11/01/23	500	509,655
Colorado (State of) Educational & Cultural Facilities Authority (Denver School of Science & Technology); Series 2004, RB	5.00%	12/01/13	545	543,447
Colorado (State of) Educational & Cultural Facilities Authority (Excel Academy); Series 2003, Charter School RB (b)(c)	7.30%	12/01/11	515	579,787
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy);
Series 2008 A, Charter School RB	6.75%	08/01/28	1,215	1,173,204
Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,435,800
Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	905	796,898
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,117,600
Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,311,891
Series 2008 A, Charter School RB	7.25%	10/01/39	500	479,110
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (a)	6.75%	04/01/40	1,860	1,668,457
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (a)	8.25%	11/01/39	3,000	3,055,800
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (a)	5.75%	05/15/37	2,555	2,003,861
Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2001, RB (b)(c)	7.63%	08/15/11	500	556,365
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Colorado (State of) Educational & Cultural Facilities Authority (Platte Academy);
Series 2002 A, Charter School RB (b)(c)	7.25%	03/01/10	$500	$504,800
Series 2002 A, Charter School RB (b)(c)	7.25%	03/01/10	500	505,760
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,192,500
Colorado (State of) Educational & Cultural Facilities Authority (Union Colony Charter School); Series 2007, RB (a)	5.75%	12/01/37	1,650	1,307,790
Colorado (State of) Educational & Cultural Facilities Authority (Vail Christian High School); Series 2007, Independent School Improvement RB (a)(d)	5.50%	06/01/37	2,000	1,191,820
Colorado (State of) Educational & Cultural Facilities Authority (Windsor Academy); Series 2007, Charter School RB	5.70%	05/01/37	1,600	1,238,400
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2009 A, RB	8.25%	01/01/24	375	396,233
Series 2009 A, RB	9.00%	01/01/34	750	808,875
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	3,000	2,617,590
Confluence Metropolitan District;
Series 2007, Tax Supported RB	5.25%	12/01/17	790	661,451
Series 2007, Tax Supported RB	5.45%	12/01/34	1,465	973,492
Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO (b)(c)	6.75%	12/01/13	810	970,987
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO	5.85%	12/01/26	1,000	724,060
Series 2006, Limited Tax GO	5.95%	12/01/36	1,750	1,160,530
Country Club Village Metropolitan District; Series 2006, Limited Tax GO	6.00%	12/01/34	600	406,182
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO	6.75%	12/01/36	3,000	2,281,230
Huntington Trails Metropolitan District; Series 2006, Limited Tax GO	6.25%	12/01/36	1,000	729,940
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO	5.75%	12/01/36	1,415	866,603
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO	6.25%	12/01/36	1,645	1,200,751
Madre Metropolitan District No. 2; Series 2007 A, Limited Tax GO	5.50%	12/01/36	500	326,915
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	250	250,583
Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	301,308
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	803,896
Murphy Creek Metropolitan District No. 3; Series 2006, Ref. & Improvement Limited Tax GO	6.13%	12/01/35	2,000	998,620
Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO	6.13%	12/01/25	1,000	803,670
Series 2005, Limited Tax GO	6.25%	12/01/35	1,000	752,540
Piney Creek Metropolitan District; Series 2005, Limited Tax GO	5.50%	12/01/35	1,190	943,408
Reata South Metropolitan District; Series 2007 A, Limited Tax GO	7.25%	06/01/37	1,000	843,950
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO	6.50%	12/01/35	1,000	719,180
Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO	5.75%	12/01/36	1,000	679,200
Southlands Metropolitan District No. 1; Series 2004, Unlimited Tax GO (b)(c)	7.13%	12/01/14	500	628,760
Table Rock Metropolitan District; Series 2003, Limited Tax GO (b)(c)	7.00%	12/01/13	700	834,036
University of Northern Colorado (Auxiliary Facilities System); Series 2001, Ref. & Improvement RB (INS-Ambac Assurance Corp.) (e)	5.00%	06/01/23	1,000	1,010,170
Valagua Metropolitan District; Series 2008, Limited Tax GO	7.75%	12/01/37	1,000	881,110
Wyndham Hill Metropolitan District No. 2;
Series 2005, Limited Tax GO	6.25%	12/01/25	85	67,659
Series 2005, Limited Tax GO	6.38%	12/01/35	500	372,550
				59,886,082

Connecticut–0.11%

Hamden (Town of) (Whitney Center); Series 2009 A, RB	7.63%	01/01/30	700	710,409

Delaware–0.53%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,356,715
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Delaware–(continued)

Sussex (County of) (Cadbury at Lewes);
Series 2006 A, First Mortgage RB	5.45%	01/01/16	$865	$821,741
Series 2006 A, First Mortgage RB	5.90%	01/01/26	750	676,005
Series 2006 A, First Mortgage RB	6.00%	01/01/35	600	499,632
				3,354,093

District of Columbia–0.80%

District of Columbia (Medlantic/Helix); Series 1998 B, RB (INS-Assured Guaranty Municipal Corp.) (e)	5.00%	08/15/38	3,000	2,932,830
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,128,940
				5,061,770

Florida–4.99%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	3,000	2,449,860
Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2009, RB	7.00%	04/01/39	2,100	2,286,039
Concorde Estates Community Development District; Series 2004 B, Capital Improvement Special Assessment RB (d)	5.00%	05/01/11	300	104,820
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	330	349,147
Series 2001 B, Special Assessment RB	8.38%	05/01/17	180	190,444
Cypress Lakes Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/34	525	480,364
East Homestead Community Development District; Series 2005, Special Assessment RB	5.45%	05/01/36	675	504,049
Florida (State of) Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB	6.00%	05/15/36	2,130	1,533,621
Series 2007 A, RB	6.13%	05/15/37	1,855	1,353,130
Florida (State of) Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/38	2,710	2,694,987
Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB	5.10%	05/01/14	1,000	490,180
Hillsborough (County of) Industrial Development Authority (Healthcare Facilities Remarketing); Series 2008 B, IDR	8.00%	08/15/32	1,000	1,109,080
Lee (County of) Industrial Development Authority (Cypress Cove at HealthPark); Series 2002 A, Health Care Facilities IDR	6.75%	10/01/32	1,250	1,142,525
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2001 A, Hospital RB	6.70%	11/15/19	1,000	1,008,180
Series 2004, Ref. Hospital RB (a)	6.75%	11/15/29	500	467,370
Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	945	825,420
Series 2004 A, Special Assessment RB	6.25%	05/01/37	1,000	836,910
Mount Dora (City of) Health Facilities Authority (Waterman Village); Series 2004 A, Ref. RB	5.75%	08/15/18	750	733,275
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	1,100	951,368
Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	780,610
Orange (County of) Health Facilities Authority (The Nemours Foundation); Series 2009 A, RB	5.00%	01/01/39	1,000	1,003,600
Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	813,550
Poinciana Community Development District; Series 2000 A, Special Assessment RB	7.13%	05/01/31	600	600,120
Port St. Lucie (City of) (Southwest Annexation District No. 1); Series 2007 B, Special Assessment RB (INS-National Public Finance Guarantee Corp.) (e)	5.00%	07/01/40	1,500	1,311,555
Reunion East Community Development District; Series 2002 A, Special Assessment RB	7.38%	05/01/33	1,000	694,850
Sarasota (County of) Health Facilities Authority (Village on the Isle);
Series 2007, Ref. Retirement Facilities RB	5.00%	01/01/17	1,500	1,490,385
Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/27	1,500	1,362,795
Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/32	1,500	1,294,365
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care IDR	5.25%	01/01/26	1,000	772,220
Series 2006 A, Health Care IDR	5.38%	01/01/40	1,000	705,450
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	$150	$163,117
Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,076,900
				31,580,286

Georgia–1.41%

Atlanta (City of) (Atlantic Station);
Series 2001, Tax Allocation RB (b)(c)	7.75%	12/01/11	455	509,150
Series 2001, Tax Allocation RB (b)(c)	7.90%	12/01/11	750	861,105
Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,000	977,370
Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,000	1,802,180
Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB (a)	5.50%	01/01/31	630	532,318
Fulton (County of) Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2004 A, RB	6.13%	02/15/26	500	451,010
Series 2004 A, RB	6.13%	02/15/34	200	171,332
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (f)	6.13%	01/01/34	4,500	3,634,155

				8,938,620

Hawaii–0.35%

Hawaii (State of) Department of Budget & Finance (15 Craigside),
Series 2009 A, Special Purpose RB	8.75%	11/15/29	850	910,801
Series 2009 A, Special Purpose RB	9.00%	11/15/44	1,250	1,330,500

				2,241,301

Idaho–1.03%

Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	707,168
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB	9.00%	07/01/21	150	168,789
Series 2009 A, Non-profit Facilities RB	9.25%	07/01/29	1,000	1,126,100
Series 2009 A, Non-profit Facilities RB	9.50%	07/01/39	2,005	2,250,813
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	813,875
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,446,490

				6,513,235

Illinois–8.28%

Belleville (City of) (Frank Scott Parkway Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.70%	05/01/36	1,000	743,620
Chicago (City of) (Chatham Ridge Redevelopment);
Series 2002, Tax Increment Allocation RB	5.95%	12/15/12	275	279,447
Series 2002, Tax Increment Allocation RB	6.05%	12/15/13	475	481,132
Chicago (City of) (Lake Shore East);
Series 2003, Special Assessment RB	6.63%	12/01/22	500	475,640
Series 2003, Special Assessment RB	6.75%	12/01/32	500	455,160
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	245	231,344
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	1,000	892,620
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	5,000	4,343,700
Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.15%	02/15/13	655	654,967
Series 2005 A, Ref. RB	5.25%	02/15/14	300	299,487
Series 2005 A, Ref. RB	5.35%	02/15/15	225	221,852
Illinois (State of) Finance Authority (Clare Oaks);
Series 2006 A, RB	6.00%	11/15/27	1,000	837,180
Series 2006 A, RB	6.00%	11/15/39	3,500	2,651,880
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB	6.13%	08/15/28	$1,000	$900,220
Series 2008 A, Ref. RB	6.25%	08/15/35	1,000	886,850
Series 2008 A, Ref. RB	6.25%	08/15/40	1,000	876,990
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	408,770
Series 2006 A, RB	6.00%	08/15/26	850	732,071
Series 2006 A, RB	6.00%	08/15/39	1,460	1,174,731
Illinois (State of) Finance Authority (Monarch Landing, Inc. Facility); Series 2007 A, RB(d)	7.00%	12/01/27	2,000	699,200
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	1,865	2,122,948
Series 2009 A, RB	7.25%	11/01/38	2,000	2,233,180
Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility);
Series 2007 A, RB	5.63%	11/15/17	1,345	537,462
Series 2007 A, RB	6.00%	11/15/27	2,000	799,200
Series 2007 A, RB	6.00%	11/15/37	2,000	799,200
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2009, RB	6.88%	08/15/38	6,000	6,320,760
Series 2009, RB	7.00%	08/15/44	1,000	1,055,600
Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	451,750
Series 2005 A, RB	6.13%	11/15/25	1,000	900,220
Series 2005 A, RB	6.25%	11/15/35	1,500	1,289,310
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	912,900
Series 2006 A, RB	5.88%	02/15/38	1,500	1,250,655
Illinois (State of) Health Facilities Authority (Bethesda Home & Retirement Center); Series 1999 A, RB	6.25%	09/01/14	500	505,255
Illinois (State of) Health Facilities Authority (Lutheran Senior Ministries Obligated Group); Series 2001 A, RB (b)(c)	7.38%	08/15/11	1,000	1,115,030
Illinois (State of) Health Facilities Authority (Villa St. Benedict); Series 2003 A-1, RB (d)	6.90%	11/15/33	2,000	881,000
Illinois (State of) Health Facilities Authority; Series 2003 A, RB	7.00%	11/15/32	800	753,976
Lincolnshire (Village of) Special Service Area No. 1 (Sedgebrook);
Series 2004, Special Tax RB	5.00%	03/01/11	235	232,215
Series 2004, Special Tax RB	6.25%	03/01/34	750	586,755
Lombard (City of) Public Facilities Corp. (Lombard Conference Center & Hotel);
Series 2005 A-1, First Tier RB	6.38%	01/01/15	750	672,390
Series 2005 A-1, First Tier RB	7.13%	01/01/36	2,500	2,003,225
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (a)	5.75%	12/30/25	2,000	1,226,940
Southwestern Illinois Development Authority (City of Collinsville Limited Incremental Sales Tax); Series 2007, Local Government Program RB	5.35%	03/01/31	1,000	760,600
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	682,752
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,439,540
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	2,000	1,844,020
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	1,797,400

				52,421,144

Indiana–1.26%

Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	320,485
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,517,184
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,146,840
Indiana (State of) Health & Educational Facilities Financing Authority (Community Foundation of Northwest Indiana Obligated Group);
Series 2007, Hospital RB	5.50%	03/01/27	3,000	2,996,460
Series 2007, Hospital RB	5.50%	03/01/37	1,000	959,130
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991, Ref. PCR	5.75%	08/01/21	$1,000	$1,019,040

				7,959,139

Iowa–1.70%

Des Moines (City of) (Luther Park Apartments, Inc.); Series 2004, Senior Housing RB	6.00%	12/01/23	500	441,360
Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	345	278,305
Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	795	583,490
Iowa (State of) Finance Authority (Boys & Girls Home & Family Services, Inc.); Series 2007, Community Provider RB	5.80%	12/01/22	1,000	872,050
Iowa (State of) Finance Authority (Friendship Haven); Series 2004 A, Retirement Community RB	6.13%	11/15/32	500	425,390
Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 A, Senior Housing RB	5.50%	12/01/32	2,000	1,238,940
Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	132,632
Series 2005 A, MFH RB	6.00%	09/01/35	400	332,824
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	256,253
Series 2004, Health Care Facilities RB	6.15%	10/01/36	600	497,766
Scott (County of) (Ridgecrest Village);
Series 2000 A, RB (b)(c)	7.25%	11/15/10	750	801,742
Series 2004, Ref. RB	4.75%	11/15/12	575	581,118
Series 2004, Ref. RB	5.63%	11/15/18	2,000	1,922,260
Series 2006, Ref. RB	5.25%	11/15/21	1,000	858,920
Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior Housing RB	5.60%	12/01/36	1,615	1,528,339

				10,751,389

Kansas–2.00%

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB	5.75%	11/15/38	1,900	1,966,405
Labette (County of);
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/29	750	719,265
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	600	556,236
Olathe (City of) (Aberdeen Village, Inc); Series 2005 A, Ref. Senior Living Facilities RB	5.60%	05/15/28	1,500	1,217,580
Olathe (City of) (Catholic Care Campus, Inc.);
Series 2006 A, Senior Living Facilities RB	6.00%	11/15/26	1,000	909,140
Series 2006 A, Senior Living Facilities RB	6.00%	11/15/38	2,000	1,657,640
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	427,270
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	888,630
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	1,000	717,560
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,565	1,136,659
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	683,937
Roeland Park (City of) Transportation Development District (TDD #1);
Series 2005, Sales Tax RB	5.75%	12/01/25	445	327,756
Series 2006 A, Sales Tax RB	5.88%	12/01/25	975	728,413
Roeland Park (City of) Transportation Development District (TDD #2); Series 2006 B, Sales Tax RB (d)	5.88%	12/01/25	1,000	747,090

				12,683,581

Kentucky–0.86%

Louisville & Jefferson (Counties of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	1,824,477
Louisville & Jefferson (Counties of) Metropolitan Government (Jewish Hospital & St. Mary’s Healthcare); Series 2008, Health Facilities RB	6.13%	02/01/37	3,500	3,620,260

				5,444,737

See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Louisiana–0.24%

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2007, RB	6.75%	11/01/32	$1,500	$1,528,725

Maine–0.08%

Maine (State of) Turnpike Authority; Series 2003, RB (INS-Ambac Assurance Corp.) (e)	5.00%	07/01/33	500	508,015

Maryland–1.28%

Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Tax Allocation RB	5.35%	07/01/34	2,000	1,557,980
Anne Arundel (County of) (Parole Town Center); Series 2002, Tax Increment Allocation Financing RB	5.00%	07/01/12	100	100,958
Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	968	991,542
Howard (County of); Series 2000 A, Retirement Community RB (b)(c)	7.88%	05/15/10	780	825,380
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital);
Series 2008, RB	5.75%	01/01/38	500	497,245
Series 2008, RB	6.00%	01/01/43	2,750	2,798,895
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic IDR	6.00%	05/01/35	1,500	1,326,255

				8,098,255

Massachusetts–2.02%

Massachusetts (State of) Development Finance Agency (Briarwood Retirement Community); Series 2001 B, RB (b)(c)	7.50%	12/01/10	500	537,480
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2007 A, RB	5.00%	11/15/14	1,000	1,011,140
Massachusetts (State of) Development Finance Agency (New England Conservatory of Music); Series 2008, RB	5.25%	07/01/38	2,705	2,463,822
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	788,456
Series 2009 A, RB	6.90%	04/15/25	895	943,706
Series 2009 A, RB	8.00%	04/15/31	1,000	1,108,000
Series 2009 A, RB	8.00%	04/15/39	1,000	1,100,910
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facilities RB	7.50%	06/01/29	1,430	1,401,429
Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	1,000	985,660
Massachusetts (State of) Development Finance Agency; Series 2009 B-1, Senior Living Facilities RB	7.25%	06/01/16	2,000	2,000,360
Massachusetts (State of) Health & Educational Facilities Authority (Christopher House, Inc.); Series 1999 A, Ref. RB	6.88%	01/01/29	500	453,645

				12,794,608

Michigan–1.42%

Advanced Technology Academy; Series 2008, Public School Academy RB	6.00%	11/01/37	1,000	828,650
Chandler Park Academy; Series 2005, Public School Academy RB	5.13%	11/01/30	1,050	907,861
Detroit (City of) Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,485	1,127,575
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	723,550
Gaylord (City of) Hospital Finance Authority (Otsego Memorial Hospital Association); Series 2004, Ref. Limited Obligation RB	6.50%	01/01/31	700	603,512
Gogebic (County of) Hospital Finance Authority (Grand View Health System, Inc.); Series 1999, Ref. RB	5.88%	10/01/16	920	896,798
Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	500	481,825
Michigan (State of) Hospital Finance Authority (Presbyterian Villages of Michigan Obligated Group);
Series 2005, Ref. RB	4.88%	11/15/16	685	647,421
Series 2005, Ref. RB	5.25%	11/15/25	450	357,269
Series 2005, Ref. RB	5.50%	11/15/35	750	561,968
Michigan (State of) Municipal Bond Authority (YMCA Service Learning Academy);
Series 2001, Public School Academy Facilities Program RB	7.63%	10/01/21	700	676,347
Series 2001, Public School Academy Facilities Program RB	7.75%	10/01/31	500	466,965
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Strategic Fund (Detroit Edison Pollution Control); Series 2001 C, Ref. Limited Obligation PCR	5.45%	09/01/29	$725	$728,030

				9,007,771

Minnesota–9.52%

Apple Valley (City of) Economic Development Authority (Evercare Senior Living, LLC);
Series 2005 A, Health Care RB	6.00%	12/01/25	500	470,215
Series 2005 A, Health Care RB	6.13%	06/01/35	2,240	2,043,059
Baytown (Town of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	945,910
Series 2008 A, Lease RB	7.00%	08/01/38	700	650,461
Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	905,080
Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	889,670
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,825,906
Series 2009 A, Lease RB	9.25%	03/01/39	715	771,456
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	1,500	1,270,170
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	425	385,879
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	600	516,798
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,048,860
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	2,000	1,883,240
Eveleth (City of) (Manor House & Woodland Homes);
Series 2006 A-1, Senior MFH RB	5.50%	10/01/25	510	459,204
Series 2006 A-1, Senior MFH RB	5.70%	10/01/36	3,000	2,518,320
Fairmont (City of) (Goldfinch Estates-Governmental & Educational Assistance Corp.); Series 2005 A, Housing Facilities RB	6.25%	10/01/25	2,500	2,350,775
Fairmont (City of) (Homestead-Governmental & Educational Assistance Corp.); Series 2002 A-1, Housing Facilities RB	7.25%	04/01/22	915	901,028
Falcon Heights (City of) (Kaleidoscope Charter School);
Series 2007 A, Lease RB	6.00%	11/01/27	400	331,560
Series 2007 A, Lease RB	6.00%	11/01/37	550	425,931
Glencoe (City of) (Glencoe Regional Health Services);
Series 2001, Health Care Facilities RB (b)(c)	7.40%	04/01/11	250	273,700
Series 2001, Health Care Facilities RB (b)(c)	7.50%	04/01/11	500	548,020
Hopkins (City of) Housing & Redevelopment Authority (Excelsior Crossings); Series 2009, Tax Increment Allocation RB	5.63%	02/01/30	320	314,880
Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2007, Health Care System RB	5.25%	05/01/37	1,000	945,890
Maplewood (City of) (Volunteers of America Care Center);
Series 2005 A, Ref. Health Care Facilities RB	5.00%	10/01/13	775	769,195
Series 2005 A, Ref. Health Care Facilities RB	5.25%	10/01/19	1,250	1,197,437
Series 2005 A, Ref. Health Care Facilities RB	5.38%	10/01/24	2,500	2,275,225
Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB	5.35%	02/01/30	1,450	1,159,521
Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref. Tax Increment Allocation RB	5.75%	02/01/27	605	529,726
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 6-X, RB	5.25%	04/01/39	500	509,280
Monticello (City of) (FiberNet Monticello); Series 2008, Telecommunications RB	6.75%	06/01/31	2,000	1,809,720
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.);
Series 2007, Senior Housing RB	6.25%	10/01/47	2,400	2,212,032
Series 2007, Senior Housing RB	6.50%	10/01/47	1,000	955,380
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	67,641
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	1,777,620
Oakdale (City of) (Oak Meadows); Series 2004, Ref. Senior Housing RB	6.00%	04/01/24	1,000	919,050
Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,440,160
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Owatonna (City of) (Senior Living): Series 2006 A, Senior Housing RB	5.80%	10/01/29	$800	$717,896
Pine City (City of) (Lakes International Language Academy);
Series 2006 A, Lease RB	6.00%	05/01/26	530	469,426
Series 2006 A, Lease RB	6.25%	05/01/35	1,550	1,326,831
Ramsey (City of) (Pact Charter School);
Series 2004 A, Lease RB	6.50%	12/01/22	925	877,751
Series 2004 A, Lease RB	6.75%	12/01/33	150	137,333
Rochester (City of) (Mayo Clinic); Series 2006, Health Care Facilities RB	5.00%	11/15/36	2,760	2,789,836
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2003 A, Health Care & Housing RB (b)(c)	5.38%	08/01/10	165	170,991
Series 2003 A, Health Care & Housing RB (b)(c)	5.50%	08/01/10	195	202,221
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	1,000	990,810
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,541,394
St. Louis Park (City of) (Park Nicollet Health Services); Series 2008 B-1, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (g)(h)(i)	0.27%	07/01/37	2,215	2,215,000
St. Paul (City of) Housing & Redevelopment Authority (Community of Peace Academy); Series 2001 A, Lease RB (b)(c)	7.38%	12/01/10	900	975,051
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	300	258,135
Series 2006 A, Lease RB	6.00%	09/01/36	390	321,746
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	890	888,968
St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,440,005
Series 2007 A, RB	5.15%	10/01/42	275	207,683
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	900	711,117
Series 2004 A, Lease RB	6.60%	12/01/34	275	207,779
Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury);
Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	1,000	924,200
Series 2007 A, Health Care & Housing RB	5.55%	12/01/27	1,210	1,104,210
Series 2007 A, Health Care & Housing RB	5.63%	06/01/37	1,000	859,720
Woodbury (City of) (Math & Science Academy);
Series 2002 A, Ref. Lease RB	7.38%	12/01/24	250	254,113
Series 2002 A, Ref. Lease RB	7.50%	12/01/31	750	757,260
Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB (b)	6.38%	05/01/19	650	648,979

				60,296,454

Missouri–3.42%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	750	722,970
Series 2002, RB	7.20%	05/01/33	500	456,375
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation IDR	5.25%	06/01/21	1,410	1,062,238
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/11	550	551,744
Series 2007 A, Special Assessment RB	5.00%	04/01/13	300	297,585
Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	484,925
Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,009,120
Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,116,232
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	891,570
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	1,000	927,260
Desloge (City of) (U.S. Highway 67/State Street Redevelopment); Series 2005, Ref. Tax Increment Allocation RB	5.20%	04/15/20	425	372,576
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation IDR (d)	5.75%	12/01/28	$1,250	$500,000
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital),
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	994,380
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,256,887
Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007 A, Tax Increment Allocation RB	5.25%	03/01/18	500	487,975
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,154,763
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation IDR	6.85%	04/01/29	3,500	3,026,835
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities IDR	6.50%	01/01/33	2,000	1,784,360
Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment & Transportation Sales Tax RB	5.63%	11/01/25	750	635,617
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation IDR	5.25%	11/01/13	500	502,370
Series 2005 A, Tax Increment Allocation IDR	5.50%	11/01/27	750	639,037
Series 2005 B, Tax Increment Allocation IDR	5.50%	11/01/27	1,000	852,050
St. Louis (City of) Industrial Development Authority (Confluence Academy); Series 2007 A, IDR	5.35%	06/15/32	750	561,743
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities IDR	6.38%	12/01/41	1,000	832,810
Strother Interchange Transportation Development District (Lees Summit); Series 2006, RB	5.00%	05/01/24	675	528,748

				21,650,170

Montana–0.10%

Montana (State of) Facility Finance Authority (St. John’s Lutheran Ministries); Series 2006 A, Senior Living RB	6.13%	05/15/36	750	620,475

Nevada–0.08%

University and Community College System of Nevada; Series 2002 A, RB (INS-Financial Guaranty Insurance Co.) (e)	5.40%	07/01/31	500	510,855

New Hampshire–0.55%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	2,000	1,982,200
New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	750	755,993
Series 2003 A, RB	6.88%	05/01/33	750	728,310

				3,466,503

New Jersey–1.93%

Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	2,400	2,033,304
New Jersey (State of) Economic Development Authority (Cedar Crest Village, Inc. Facility); Series 2001 A, Retirement Community RB (b)(c)	7.25%	11/15/11	500	565,585
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facilities RB (f)	6.25%	09/15/29	1,010	876,326
Series 2000, Special Facilities RB (f)	7.00%	11/15/30	565	532,535
Series 2000, Special Facilities RB (f)	7.20%	11/15/30	425	409,441
Series 2003, Special Facilities RB (f)	9.00%	06/01/33	500	523,010
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.00%	01/01/15	825	809,292
Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	619,447
Series 2005 A, First Mortgage RB	5.88%	01/01/37	1,360	1,077,650
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2001, First Mortgage RB (b)(c)	8.00%	04/01/11	$800	$889,104
Series 2001, First Mortgage RB (b)(c)	8.00%	04/01/11	500	555,690
Series 2006, First Mortgage RB	5.30%	11/01/26	1,100	912,659
Series 2006, First Mortgage RB	5.38%	11/01/36	700	532,217
New Jersey (State of) Health Care Facilities Financing Authority (Virtual Health); Series 2009, RB (INS-Assured Guaranty Ltd.) (e)	5.50%	07/01/38	1,000	1,039,750
New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, RB (INS-Ambac Assurance Corp.) (e)	5.25%	12/15/23	750	838,410

				12,214,420

New Mexico–0.19%

Mariposa East Public Improvement District;
Series 2006, Unlimited Tax GO	5.75%	09/01/21	500	412,320
Series 2006, Unlimited Tax GO	6.00%	09/01/32	1,000	755,150

				1,167,470

New York–1.80%

Broome (County of) Industrial Development Agency (Good Shepherd Village);
Series 2008 A, Continuing Care Retirement IDR	6.15%	07/01/18	500	480,680
Series 2008 A, Continuing Care Retirement IDR	6.75%	07/01/28	600	511,338
Series 2008 A, Continuing Care Retirement IDR	6.88%	07/01/40	1,000	815,520
East Rochester (City of) Housing Authority (Woodland Village); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,377,476
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, IDR	6.00%	11/15/26	1,100	923,076
Monroe (County of) Industrial Development Agency (Woodland Village); Series 2000, Civic Facilities IDR (b)(c)	8.55%	11/15/10	1,000	1,089,390
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement IDR	6.50%	01/01/27	1,000	945,070
New York (State of) Dormitory Authority (Mount Sinai NYU Health Obligated Group); Series 2000, RB	5.50%	07/01/26	500	500,310
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage IDR	7.38%	03/01/21	350	349,289
Series 2001 A, First Mortgage IDR	7.38%	03/01/31	500	470,700
Ulster (County of) Industrial Development Agency,
Series 2007 A, Civic Facilities IDR	6.00%	09/15/27	2,000	1,806,040
Series 2007 A, Civic Facilities IDR	6.00%	09/15/37	2,000	1,599,260
Westchester (County of) Industrial Development Agency (Hebrew Hospital Senior Housing, Inc.); Series 2000 A, Continuing Care Retirement IDR (b)(c)	7.38%	07/01/10	500	527,530

				11,395,679

North Carolina–0.74%

North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	1,300	959,205
North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,500	1,377,630
North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	886,440
Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,452,975

				4,676,250

North Dakota–0.67%

Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,140,894
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	855	647,295
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Dakota–(continued)

Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	$500	$439,195
Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,265,035
Series 2007, Health Care RB	5.50%	05/01/42	1,000	726,250

				4,218,669

Ohio–2.61%

Adams (County of); Series 2005, Hospital Facilities Improvement RB	5.75%	09/01/10	395	388,941
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	1,000	955,370
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	1,835,880
Cleveland-Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	1,742,055
Cleveland-Cuyahoga (County of) Port Authority; Series 2001, Special Assessment Tax Increment RB	7.35%	12/01/31	1,000	1,001,220
Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB	7.50%	01/01/30	750	758,467
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	1,000	843,040
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	1,000	828,540
Hickory Chase Community Authority;
Series 2008, Infrastructure Improvement RB	6.75%	12/01/27	2,000	1,303,480
Series 2008, Infrastructure Improvement RB	7.00%	12/01/38	1,500	977,610
Lucas (County of) (Sunset Retirement Communities);
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.50%	08/15/20	920	934,821
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.55%	08/15/24	500	505,990
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Financing RB	5.25%	12/01/15	1,080	992,585
Series 2006, Tax Increment Financing RB	5.75%	12/01/20	1,300	1,100,489
Toledo-Lucas (County of) Port Authority (St. Mary Woods);
Series 2004 A, RB	6.00%	05/15/24	1,750	1,348,567
Series 2004 A, RB	6.00%	05/15/34	1,500	1,020,330

				16,537,385

Oklahoma–0.86%

Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	1,400	1,472,814
Oklahoma (County of) Finance Authority (Epworth Villa);
Series 2005 A, Ref. RB	5.00%	04/01/15	1,025	986,901
Series 2005 A, Ref. RB	5.70%	04/01/25	2,500	2,160,100
Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	825	837,466

				5,457,281

Oregon–1.09%

Clackamas (County of) Hospital Facilities Authority (Odd Fellows Home-Friendship Health Center); Series 1998 A, Ref. RB	5.88%	09/15/21	230	204,587
Clackamas (County of) Hospital Facilities Authority (Willamette Falls Hospital); Series 2005, Ref. Gross RB	5.13%	04/01/26	1,000	888,920
Oregon (State of) Health & Science University;
Series 2009 A, RB	5.75%	07/01/39	1,175	1,233,750
Series 2009 A, RB	5.88%	07/01/33	2,500	2,667,725
Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB (b)(c)	7.00%	12/01/13	1,555	1,890,320

				6,885,302

Pennsylvania–4.40%

Allegheny (County of) Hospital Development Authority (Villa St. Joseph of Baden, Inc.); Series 1998, Health Care Facilities RB	6.00%	08/15/28	500	430,250
Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School IDR	7.00%	12/15/15	605	616,846
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Blair (County of) Industrial Development Authority (Village of Pennsylvania State);
Series 2002 A, IDR	6.90%	01/01/22	$500	$483,650
Series 2002 A, IDR	7.00%	01/01/34	500	453,395
Butler (County of) Hospital Authority (Butler Health System);
Series 2009, RB	7.13%	07/01/29	2,145	2,395,214
Series 2009, RB	7.25%	07/01/39	1,590	1,748,062
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage IDR	6.38%	12/01/19	1,000	1,003,530
Series 2006, Ref. First Mortgage IDR	5.13%	12/01/12	500	494,895
Series 2006, Ref. First Mortgage IDR	5.25%	12/01/13	500	498,665
Series 2006, Ref. First Mortgage IDR	5.25%	12/01/15	260	256,935
Series 2006, Ref. First Mortgage IDR	5.38%	12/01/16	500	464,215
Series 2006, Ref. First Mortgage IDR	5.75%	12/01/22	935	825,381
Chester (County of) Industrial Development Authority (Avon Grove Charter School); Series 2007 A, IDR	6.25%	12/15/27	1,000	883,090
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	887,250
Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated Group);
Series 2008 A, RB	5.00%	01/01/17	2,000	1,989,520
Series 2008 A, RB	5.35%	01/01/20	515	512,245
Series 2008 A, RB	5.45%	01/01/21	885	879,221
Cumberland (County of) Municipal Authority (Wesley Affiliated Services, Inc.); Series 2002 A, Retirement Community RB (b)(c)	7.13%	01/01/13	700	824,957
Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	7.00%	07/01/27	1,000	1,001,800
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital IDR	5.88%	07/01/31	1,500	1,344,405
Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	500	466,900
Lancaster (County of) Industrial Development Authority (Garden Spot Village);
Series 2000 A, IDR (b)(c)	7.60%	05/01/10	250	258,572
Series 2000 A, IDR (b)(c)	7.63%	05/01/10	500	517,185
Lawrence (County of) Industrial Development Authority (Shenango Presbyterian Senior Care Obligated Group); Series 2001 B, Senior Health & Housing Facilities IDR (b)(c)	7.50%	11/15/11	1,000	1,140,180
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 2001, First Mortgage RB	7.63%	11/01/21	250	255,432
Series 2001, First Mortgage RB	7.75%	11/01/33	750	752,580
North Penn (Region of) Health Hospital & Education Authority (Maple Village); Series 2000 A, Hospital RB (b)(c)	8.00%	04/01/10	300	305,676
Pennsylvania (State of) Economic Development Financing Authority (Northwestern Human Services, Inc.); Series 1998 A, RB	5.25%	06/01/14	1,000	978,220
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	500	510,230
Series 2000 A, Student Housing RB	6.75%	09/01/32	320	320,848
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, IDR	6.88%	04/01/34	500	449,795
Philadelphia (City of) Industrial Development Authority (Russell Byers Charter School);
Series 2007 A, IDR	5.15%	05/01/27	1,000	861,310
Series 2007 A, IDR	5.25%	05/01/37	1,000	809,660
Philadelphia (City of) Industrial Development Authority; Series 2007 A, IDR	5.50%	09/15/37	2,700	2,267,406

				27,887,520

Puerto Rico–0.37%

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; First Sub. Series 2009 A, RB	5.50%	08/01/28	2,250	2,360,948

Rhode Island–0.77%

Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,695,575
Series 2009 A, Hospital Financing RB (INS-Assured Guaranty Ltd.) (e)	6.25%	05/15/30	2,000	2,204,000

				4,899,575

See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–1.85%

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	$1,035	$1,045,360
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,392,105
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	975,513
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2000 A, Hospital Facilities Improvement RB (b)(c)	7.38%	12/15/10	800	867,664
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,542,285
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,570	1,598,040
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2004 A, Residential Care Facilities RB	6.25%	05/15/25	750	700,140
Series 2004 A, Residential Care Facilities RB	6.38%	05/15/32	1,250	1,106,088
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/37	2,000	1,417,980
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2000, First Mortgage Health Facilities RB (b)(c)	7.75%	10/01/10	700	749,294
Series 2000, First Mortgage Health Facilities RB (b)(c)	8.00%	10/01/10	300	321,660

				11,716,129

South Dakota–0.25%

Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB	5.75%	01/15/28	1,300	1,087,099
South Dakota (State of) Health & Educational Facilities Authority (Westhills Village Retirement Community); Series 2003, RB	5.65%	09/01/23	500	507,550

				1,594,649

Tennessee–0.55%

Blount (County of) Health & Educational Facilities Board (Asbury, Inc.); Series 2007 A, Ref. RB	5.13%	04/01/23	1,690	1,435,165
Davidson and Williamson (Counties of) Harpeth Valley Utilities District; Series 2004, Utilities Improvement RB (INS-National Public Finance Guarantee Corp.) (e)	5.00%	09/01/34	1,000	1,018,670
Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	500	477,525
Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	600	562,470

				3,493,830

Texas–9.90%

Abilene (City of) Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group Report); Series 2003 A, Retirement Facilities RB	7.00%	11/15/33	2,400	2,125,008
Atlanta (City of) Hospital Authority; Series 1999, RB	6.70%	08/01/19	470	473,290
Bexar (County of) Housing Finance Corp. (American Opportunity for Housing-Cinnamon Creek Apartments); Sr. Series 2002 A-1, MFH RB	6.85%	12/01/23	750	632,115
Clifton Higher Education Finance Corp. (Tejano Center for Community Concerns, Inc. — Raul Yzaguirre School for Success); Series 2009 A, Ref. RB	9.00%	02/15/38	2,000	2,296,460
Corpus Christi (Port of) Industrial Development Corp. (Valero); Series 1997 C, Ref. IDR	5.40%	04/01/18	605	596,409
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.; Series 2000 A-3, Ref. RB (f)	9.13%	05/01/29	500	469,220
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB	5.63%	09/01/13	1,735	1,820,379
Series 2004 A, RB	7.00%	09/01/25	2,825	2,777,257
Series 2004 A, RB	7.13%	09/01/34	905	887,181
Gulf Coast Waste Disposal Authority (Valero Energy Corp.); Series 2001, RB (f)	6.65%	04/01/32	900	907,893
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.20%	12/01/28	1,000	1,090,250
HFDC of Central Texas, Inc. (Villa de San Antonio); Series 2004 A, RB	6.00%	05/15/25	500	357,735
HFDC of Central Texas, Inc.;
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	394,225
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	750	639,765
Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	1,000	784,360
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/15	$500	$506,285
Series 2005, Hospital RB	5.00%	08/15/19	700	683,774
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	1,000	887,200
Series 2008, RB	6.00%	02/15/38	1,000	867,840
Houston (City of) (Continental Airlines, Inc. Terminal E); Series 2001 E, Airport System Special Facilities RB (f)	6.75%	07/01/29	500	468,685
Houston (City of) Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB (b)(c)	7.00%	02/15/14	300	365,535
Series 2004 A, Retirement Facilities RB (b)(c)	7.00%	02/15/14	750	913,837
Series 2004 A, Retirement Facilities RB (b)(c)	7.13%	02/15/14	450	550,328
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,360,140
La Vernia Higher Education Finance Corp. (Kipp Inc.); Series 2009 A, RB	6.25%	08/15/39	250	250,695
La Vernia Higher Education Finance Corp.;
Series 2008 A, RB	6.25%	02/15/17	1,245	1,241,365
Series 2008 A, RB	7.13%	02/15/38	2,000	1,961,240
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB	5.50%	02/15/37	1,000	889,450
Series 2009, Ref. RB	6.25%	02/15/37	2,000	1,971,560
Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	1,000	1,081,710
Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	1,060	860,370
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facilities RB	5.63%	02/15/35	945	792,250
Midlothian (City of) Development Authority;
Series 2001, Tax Increment Contract Allocation RB (b)(c)	7.88%	05/15/11	1,000	1,116,510
Series 2004, Tax Increment Contract Allocation RB (a)	6.20%	11/15/29	1,000	947,520
North Central Texas Health Facilities Development Corp. (Children’s Medical Center of Dallas); Series 2009, Hospital RB	5.75%	08/15/39	1,500	1,553,700
Pearland (City of) Development Authority; Series 2009, Tax Increment Contract Allocation RB	5.88%	09/01/29	805	833,940
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, RB	6.25%	08/15/29	570	572,400
Series 2009 A, RB	6.50%	08/15/39	2,320	2,329,651
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facilities RB	5.63%	11/15/27	1,500	1,356,450
Series 2007, Retirement Facilities RB	5.75%	11/15/37	3,500	3,058,335
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facilities RB	5.25%	02/15/17	1,150	1,018,992
Series 2007, Retirement Facilities RB	5.75%	02/15/25	1,500	1,234,185
Series 2007, Retirement Facilities RB	5.75%	02/15/29	1,600	1,260,720
Series 2009 A, Retirement Facilities RB	8.00%	02/15/38	1,350	1,320,597
Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere);
Series 2006 A, Retirement Facilities RB	6.00%	11/15/26	1,200	1,118,040
Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	2,000	1,741,760
Tarrant (County of) Cultural Education Facilities Finance Corp. (Senior Living Center);
Series 2009 A, Retirement Facilities RB	8.25%	11/15/29	2,135	2,204,430
Series 2009 A, Retirement Facilities RB	8.25%	11/15/39	1,000	991,080
Travis (County of) Health Facilities Development Corp. (Querencia Barton Creek);
Series 2005, Retirement Facilities RB	5.50%	11/15/25	1,650	1,440,648
Series 2005, Retirement Facilities RB	5.65%	11/15/35	1,250	996,975
University of Houston (Consolidated System); Series 2009 A, Ref. RB	5.00%	02/15/34	2,000	2,068,000
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Incremental Contract Allocation RB	5.38%	09/01/25	$465	$456,044
Series 2009, Tax Incremental Contract Allocation RB	5.50%	09/01/29	2,250	2,199,600
Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	1,000	990,730

				62,714,118

Utah–3.01%

Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	1,450	1,109,047
Utah (County of) (Lakeview Academy); Series 2007 A, Charter School RB	5.63%	07/15/37	2,200	1,713,954
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	1,000	921,630
Series 2007 A, Charter School RB	5.63%	07/15/37	1,350	1,051,745
Utah (County of) (Ronald Wilson Reagan Academy);
Series 2007 A, Charter School RB	5.75%	02/15/22	340	303,324
Series 2007 A, Charter School RB	6.00%	02/15/38	2,710	2,222,580
Utah (State of) Charter School Finance Authority (Channing Hall);
Series 2007 A, RB (a)	5.88%	07/15/27	780	675,160
Series 2007 A, RB (a)	6.00%	07/15/37	2,100	1,726,872
Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, RB	6.75%	07/15/28	1,340	1,261,181
Series 2008 A, RB	7.00%	07/15/40	1,690	1,566,427
Utah (State of) Charter School Finance Authority (Rockwell Charter High School); Series 2008 A, RB	7.00%	08/15/38	2,000	1,490,480
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/38	3,800	3,281,946
West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB (a)	6.38%	06/01/37	2,000	1,714,100

				19,038,446

Virginia–2.11%

Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	2,000	1,921,380
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	2,000	1,868,640
Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	750	757,597
Lexington (City of) Industrial Development Authority (Kendall at Lexington);
Series 2007 A, Residential Care Facilities Mortgage IDR	5.25%	01/01/21	895	791,619
Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/22	780	690,394
Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/23	425	368,573
Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/28	750	611,287
Series 2007 A, Residential Care Facilities Mortgage IDR	5.50%	01/01/37	1,300	992,329
Lynchburg (City of) Industrial Development Authority (The Summit); Series 2002 A, Residential Care Facilities Mortgage IDR	6.25%	01/01/28	500	431,750
Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge);
Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	448,885
Series 2004 A, First Mortgage RB	6.13%	01/01/35	1,100	936,012
Peninsula Ports Authority (Virginia Baptist Homes);
Series 2003 A, Residential Care Facilities RB (b)(c)	7.38%	12/01/13	500	611,795
Series 2006 C, Ref. Residential Care Facilities RB	5.38%	12/01/26	1,000	610,850
Series 2006 C, Ref. Residential Care Facilities RB	5.40%	12/01/33	1,000	604,480
Peninsula Town Center Community Development Authority,
Series 2007, Special Obligations RB	6.35%	09/01/28	1,000	870,890
Series 2007, Special Obligations RB	6.45%	09/01/37	1,000	833,970

				13,350,451

Washington–1.40%

Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, RB	6.50%	12/01/38	2,000	1,758,540
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2007, RB	5.75%	12/01/28	1,250	1,248,500
Washington (State of) Health Care Facilities Authority (Multi-Care Health System); Series 2007 B, RB (INS-Financial Security Assurance Inc.) (e)	5.00%	08/15/41	1,000	966,060
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	$500	$553,450
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB	6.50%	11/15/33	1,500	1,569,735
Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS-Radian Asset Assurance, Inc.) (e)	5.50%	08/15/42	3,000	2,754,150

				8,850,435

West Virginia–1.29%

Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,241,445
Series 2008 B, Ref. Tax Increment Allocation RB	7.00%	06/01/28	1,000	866,510
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.50%	10/01/38	5,000	4,526,600
Series 2008, RB	6.75%	10/01/43	1,650	1,528,758

				8,163,313

Wisconsin–3.64%

Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.);
Series 2007 A, Education RB	5.50%	08/01/22	300	248,658
Series 2007 A, Education RB	5.65%	08/01/37	1,540	1,154,399
Milwaukee (City of) Redevelopment Authority (Milwaukee Science Education Consortium, Inc.); Series 2005 A, RB	5.75%	08/01/35	1,815	1,467,954
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	1,100	1,032,658
Series 2008, RB	7.25%	06/01/38	1,000	908,000
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.);
Series 2004 A, RB	6.50%	08/15/26	250	248,720
Series 2004 A, RB	6.75%	08/15/34	950	944,262
Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.); Series 2003, RB	7.13%	01/15/22	945	933,339
Wisconsin (State of) Health & Educational Facilities Authority (Community Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB	6.88%	12/01/23	200	186,930
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	500	460,200
Series 2004, RB	6.13%	12/01/34	1,000	837,260
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	2,000	1,939,700
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2001 B, RB	6.00%	02/15/25	2,000	2,015,240
Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	250	236,888
Wisconsin (State of) Health & Educational Facilities Authority (Oakwood Village); Series 2000 A, RB (c)	7.63%	08/15/30	1,000	1,014,420
Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB	6.13%	04/01/24	260	260,499
Series 2004 A, RB	6.25%	04/01/34	1,025	979,387
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community Inc.);
Series 2009 A, RB	7.25%	09/15/29	2,000	2,031,000
Series 2009 A, RB	7.63%	09/15/39	1,000	1,022,990
Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB	6.00%	07/01/15	100	101,541
Series 2003, RB	6.13%	07/01/16	150	148,476
Series 2003, RB	6.63%	07/01/28	750	711,045
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB	5.50%	08/01/16	$2,020	$1,980,630
Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,192,952

				23,057,148

Wyoming–1.46%

Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (g)(h)(i)	0.24%	01/01/18	8,750	8,750,000
Teton (County of) Hospital District (St. John’s Medical Center); Series 2002, RB	6.75%	12/01/22	500	501,015

				9,251,015

TOTAL INVESTMENTS(j)–98.82% (Cost $687,149,202)				625,738,043

OTHER ASSETS LESS LIABILITIES–1.18%				7,486,568

NET ASSETS–100.00%				$633,224,611

Investment Abbreviations:

GO	—	General Obligation Bonds
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2009 was $20,599,791, which represented 3.25% of the Fund’s Net Assets.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at December 31, 2009 was $4,123,930, which represented 0.65% of the Fund’s Net Assets

(e)	Principal and/or interest payments are secured by the bond insurance company listed.

(f)	Security subject to the alternative minimum tax.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2009.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Security is considered a cash equivalent.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
See accompanying notes which are an integral part of this schedule.
AIM High Income Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
AIM High Income Municipal Fund

D.	Other Risks — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of December 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$625,738,043	$—	$625,738,043
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2009 was $97,418,410 and $33,674,754, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,974,636

Aggregate unrealized (depreciation) of investment securities	(74,375,170)

Net unrealized appreciation (depreciation) of investment securities	$(61,400,534)

Cost of investments for tax purposes is $687,138,577.
AIM High Income Municipal Fund

AIM Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2009

invescoaim.com	TEC-QTR-1 12/09	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2009
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.82%

Alabama–1.96%

Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)	0.42%	10/01/32	$895	$895,000

Colorado–3.53%

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (a)(b)(c)	0.25%	12/01/30	1,615	1,615,000

District of Columbia–2.12%

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.27%	03/01/28	970	970,000

Florida–3.34%

Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(c)	0.30%	10/01/16	830	830,000
Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)	0.26%	07/01/31	700	700,000

				1,530,000

Georgia–6.99%

Marietta (City of) Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)	0.26%	07/01/24	2,000	2,000,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)	0.26%	07/01/24	1,200	1,200,000

				3,200,000

Illinois–3.28%

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A-2, VRD RB (a)	0.75%	11/01/30	200	200,000
Illinois (State of) Finance Authority (Loyola University of Chicago Financing Program); Series 2008, Commercial Paper RN (LOC-JPMorgan Chase Bank, N.A.) (c)	0.45%	02/04/10	600	600,000
West Chicago (City of) (Liquid Container, LP); Series 1991, VRD IDR RB (LOC-Bank of America, N.A.) (a)(c)	0.25%	03/01/15	700	700,000

				1,500,000

Indiana–1.31%

Indiana (State of) Health Facility Financing Authority (Capital Access Designated Pool Program); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.35%	01/01/20	600	600,000

Iowa–2.24%

Iowa (State of) Finance Authority (YMCA & Rehabilitation Center); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.30%	04/01/25	750	750,000
West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	275	277,333

				1,027,333

Kansas–0.66%

Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	300	301,389

Kentucky–0.55%

Kentucky (State of) Rural Water Finance Corp.; Series 2009 B-1, Public Construction RN	2.00%	03/01/10	250	250,322

Maryland–3.06%

Baltimore (County of) (Metropolitan District); Series 2008, Commercial Paper BAN	0.33%	01/11/10	1,400	1,400,000

Massachusetts–1.80%

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC-TD Bank, N.A.) (c)	0.35%	01/05/10	823	823,000
See accompanying notes which are an integral part of this schedule.
AIM Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–1.09%

Michigan (State of) Housing Development Authority (Parks and Taylor Apartments); Series 2002 A, VRD MFH Limited Obligation RB (CEP-Federal National Mortgage Association) (a)	0.27%	08/15/32	$500	$500,000

Minnesota–2.60%

Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO	1.50%	09/10/10	180	181,111
Minnesota (State of) Rural Water Finance Authority; Series 2009, Public Projects Construction RN	2.25%	05/01/10	250	251,020
Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	250	252,538
Series 2009 B, COP	2.00%	09/10/10	500	505,846

				1,190,515

Mississippi–0.74%

Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO (CEP-Chevron Corp.) (a)	0.46%	11/01/24	340	340,000

Missouri–1.09%

St. Louis (County of) Industrial Development Authority (Friendship Village of South County); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.41%	09/01/22	500	500,000

New Hampshire–4.92%

New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.32%	06/01/28	2,250	2,250,000

New York–1.10%

Suffolk (County of); Series 2009, Unlimited Tax GO TAN	2.00%	08/12/10	500	505,063

North Carolina–5.35%

North Carolina (State of) Capital Facilities Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.25%	09/01/27	2,450	2,450,000

North Dakota–4.37%

Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank N.A.) (a)(c)	0.38%	12/01/14	2,000	2,000,000

Ohio–1.09%

Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	250	250,778
Vandalia-Butler City School District; Series 2009 A, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	250	250,301

				501,079

Pennsylvania–2.43%

Pennsylvania (Commonwealth of); Series 2009-2010, Unlimited Tax GO TAN	1.50%	06/30/10	500	502,965
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program- Indiana Regional Medical Center); Series 2006 A2, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.26%	06/01/11	610	610,000

				1,112,965

Rhode Island–0.55%

Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited Tax GO TAN	2.50%	06/30/10	250	252,434

South Carolina–8.14%

Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	240	241,802
Greenville (County of) School District; Series 2009 C, Unlimited Tax GO	2.00%	06/01/10	280	281,735
South Carolina (State of) Jobs-Economic Development Authority (John Ancrum Society for Prevention of Cruelty to Animals); Series 2007, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.25%	08/01/27	3,200	3,200,000

				3,723,537

See accompanying notes which are an integral part of this schedule.
AIM Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–4.92%

Hawkins (County of) Industrial Development Board (Leggett & Platt Inc.); Series 1988 B, Ref. VRD IDR RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.44%	10/01/27	$1,750	$1,750,000
Shelby (County of) Health, Educational and Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-Federal National Mortgage Association) (a)	0.27%	12/15/42	500	500,000

				2,250,000

Texas–10.05%

Arlington (City of); Series 2005 A, GO Commercial Paper Notes	0.25%	02/04/10	1,200	1,200,000
Elgin (City of) Independent School District; Series 2003, Unlimited Tax School Building GO (CEP-Texas Permanent School Fund)	4.50%	08/01/10	300	306,779
Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, VRD PCR (a)(b)	0.50%	03/01/14	250	250,000
Series 1985, VRD PCR (a)(b)	0.45%	11/01/19	440	440,000
Houston (City of); Series 2009 A, Ref. Public Improvement Limited Tax GO	2.00%	03/01/10	265	265,623
JP Morgan PUTTERs (Frisco (City of) Independent School District); Series 2009-3373, VRD Unlimited Tax School Building GO (a)(d)(e)	0.28%	08/15/16	1,750	1,750,000
Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	160	160,647
Tyler (City of) Independent School District; Series 2005 A, Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund)	3.50%	02/15/10	225	225,739

				4,598,788

Vermont–10.39%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC-Banco Santander S.A.) (a)(b)(c)	0.25%	05/01/29	4,755	4,755,000

Washington–6.34%

Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial RB (b)	0.23%	03/03/10	1,000	1,000,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB (a)	0.27%	11/01/25	1,550	1,550,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship and Training Turst Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.32%	11/01/32	350	350,000

				2,900,000

Wisconsin–3.81%

Madison (City of) Community Development Authority (Hamilton Point Apartments); Series 1997 A, Ref. VRD MFH RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)(e)	0.40%	10/01/22	745	745,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.32%	08/15/34	1,000	1,000,000

				1,745,000

TOTAL INVESTMENTS(f)(g)–99.82% (Cost $45,686,425)				45,686,425

OTHER ASSETS LESS LIABILITIES–0.18%				80,145

NET ASSETS–100.00%				$45,766,570

Investment Abbreviations:

BAN	—	Bond Anticipation Note
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
Ctfs.	—	Certificates
GO	—	General Obligation Bonds
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
PUTTERs	—	Putable Tax-Exempt Receipts
See accompanying notes which are an integral part of this schedule.
AIM Tax-Exempt Cash Fund

RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
TAN	—	Tax Anticipation Notes
VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2009.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Spain: 10.39%; other countries less than 5% each: 7.22%.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2009 was $2,495,000, which represented 5.45% of the Fund’s Net Assets.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Bank of America, N.A.	20.10%
Federal Home Loan Mortgage Corp.	10.48
Banco Santander S.A.	10.39
Wells Fargo Bank, N.A.	9.94
JPMorgan Chase Bank, N.A.	5.12
See accompanying notes which are an integral part of this schedule.
AIM Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the adviser.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
AIM Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	– Prices are determined using quoted prices in an active market for identical assets.

Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of December 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$45,686,425	$—	$45,686,425
AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund
Quarterly Schedule of Portfolio Holdings
December 31, 2009

invescoaim.com	TFI-QTR-1 12/09	Invesco Advisers, Inc.

Schedule of Investments
December 31, 2009
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.28%

Alabama–2.18%

Alabama (State of) Public School & College Authority;
Series A 2009, Ref. RB	5.00%	05/01/15	$1,000	$1,120,940
Series A 2009, Ref. RB	5.00%	05/01/18	1,000	1,109,930
Series A 2009, Ref. RB	5.00%	05/01/19	1,000	1,104,010
Alabama Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB (a)	4.10%	11/03/16	2,000	2,063,340
Birmingham (City of) Airport Authority,
Series 2003 A, Ref. Airport RB (INS-Financial Security Assurance Inc.) (b)	4.00%	07/01/15	1,930	2,007,393
Series 2003 A, Ref. Airport RB (INS-Financial Security Assurance Inc.) (b)	4.00%	07/01/16	2,335	2,398,255
Series 2003 A, Ref. Airport RB (INS-Financial Security Assurance Inc.) (b)	4.00%	07/01/17	2,465	2,497,070
Series 2003 A, Ref. Airport RB (INS-Financial Security Assurance Inc.) (b)	4.00%	07/01/18	1,985	1,982,300
Series 2003 A, Ref. Airport RB (INS-Financial Security Assurance Inc.) (b)	4.00%	07/01/19	1,410	1,394,081
Series 2003 A, Ref. Airport RB (INS-Financial Security Assurance Inc.) (b)	4.50%	07/01/20	1,375	1,405,415
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital),
Series 2009, RB (INS-Assured Guaranty Corp.) (b)	4.50%	06/01/18	990	999,999
Series 2009, RB (INS-Assured Guaranty Corp.) (b)	4.63%	06/01/19	750	757,193
Series 2009, RB (INS-Assured Guaranty Corp.) (b)	5.00%	06/01/21	525	538,519
Series 2009, RB (INS-Assured Guaranty Corp.) (b)	5.25%	06/01/24	1,000	1,030,910
Series 2009, RB (INS-Assured Guaranty Corp.) (b)	5.75%	06/01/29	2,000	2,090,900
Birmingham (City of) Waterworks Board; Series 2009 A, Water RB (INS-Assured Guaranty Corp.) (b)	5.00%	01/01/20	2,500	2,738,850
Birmingham (City of); Series 2001 B, Ref. Unlimited Tax GO Wts. (INS-Financial Security Assurance Inc.) (b)	5.25%	07/01/10	1,950	1,993,154
Lauderdale (County of) & Florence (City of) Health Care Authority (Coffee Health Group); Series 2000 A, RB (INS-National Public Finance Guarantee Corp.) (b)	5.50%	07/01/11	1,200	1,219,308
Mobile (City of) Industrial Development Board (Alabama Power Co.); Series 2007 C, Pollution Control IDR (a)	5.00%	03/19/15	2,150	2,367,687
Mobile (City of); Series 2009 A, Ref. Unlimited GO Wts.	5.00%	02/15/22	2,500	2,660,475

				33,479,729

Alaska–0.38%

Alaska (State of) International Airports System; Series 2006 B, Ref. RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	10/01/27	1,135	1,152,445
Alaska (State of) Municipal Bond Bank Authority; Series 2009-1, RB	5.63%	09/01/29	250	266,105
Alaska Industrial Development & Export Authority (Greater Fairbanks);
Series 2004 A, RB (INS-Financial Security Assurance Inc.) (b)	5.13%	04/01/19	1,000	1,039,120
Series 2009 C, Ref.	4.00%	04/01/13	545	565,677
Series 2009 C, Ref.	4.25%	04/01/15	1,025	1,051,138
Alaska Southeast Power Agency; Series 2009, Electric Ref. RB (INS-Assured Guaranty Corp.) (b)	5.13%	06/01/24	650	686,088
North Slope (Borough of); Series 2008 A, Ref. Unlimited Tax GO	5.50%	06/30/19	1,000	1,150,080

				5,910,653

Arizona–1.72%

Maricopa (County of), Arizona Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 B, Ref. PCR (a)	5.50%	05/01/12	2,500	2,608,525
Mesa (City of); Series 2009, RB	3.50%	07/01/15	5,000	5,143,050
Mohave (County of) Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)	5.00%	07/01/23	1,500	1,614,510
Phoenix (City of) Civic Improvement Corp.; Series 2001, Ref. Wastewater System Jr. Lien RB (INS-National Public Finance Guarantee Corp.) (b)	5.25%	07/01/11	3,000	3,192,150
Pima (County of) Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)	4.00%	07/01/18	1,250	1,285,500
Pima (County of) Metropolitan Domestic Water Improvement; Series 2009, Ref. Sr. Lien Water RB (INS-Financial Security Assurance Inc.) (b)	3.00%	01/01/14	1,000	1,026,600
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–(continued)

Salt River Agricultural Improvement & Power,
Series 2009 B, RB	3.00%	01/01/14	$5,000	$5,309,150
Series 2009 B, RB	4.00%	01/01/15	5,000	5,509,900
Yuma (City of) Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-XL Capital Assurance Inc.) (b)	5.00%	07/01/24	750	790,725

				26,480,110

Arkansas–0.62%

Arkansas Development Finance Authority; Series 2009 A, Correctional Facilities RB	4.88%	05/15/28	705	725,001
Bentonville (City of);
Series 2007, Sales & Use Tax RB (INS-Ambac Assurance Corp.) (b)	4.38%	11/01/25	1,000	963,930
Series 2009, Sales & Use Tax RB	4.50%	11/01/22	1,010	1,055,107
Series 2009, Sales & Use Tax RB	4.50%	11/01/23	1,000	1,035,740
Conway (City of) Health Facilities Board;
Series 2009, Ref. Hospital RB	5.10%	08/01/21	1,000	990,480
Series 2009, Ref. Hospital RB	5.25%	08/01/24	1,855	1,832,591
Little Rock (City of) School District; Series 2001 C, Limited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.00%	02/01/10	1,000	1,004,000
University of Arkansas;
Series 2009, Capital Improvement RB	4.00%	10/01/29	1,000	948,790
Series 2009, RB	4.38%	10/01/29	1,000	992,750

				9,548,389

California–11.84%

Albany Unified School District; Series 2009 A, Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)	5.00%	08/01/25	1,520	1,562,834
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)	5.25%	08/01/28	1,350	1,447,618
California (State of);
Series 2005 B5, Unlimited Tax VRD GO (LOC-Depfa Bank PLC) (c)(d)(e)	0.90%	05/01/40	25,105	25,105,000
Series 2008 B, Economic Recovery Unlimited Tax GO (a)(f)	5.00%	07/01/23	10,000	10,533,400
Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/20	3,500	3,692,920
Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/21	3,500	3,657,850
Series 2009, Various Purpose Unlimited Tax GO	5.00%	10/01/20	1,900	1,967,659
Series 2009, Various Purpose Unlimited Tax GO	5.00%	10/01/29	3,000	2,862,120
Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/25	3,500	3,542,350
Series 2009 B, Ref. Economic Recovery Unlimited Tax GO (a)	5.00%	07/01/14	1,000	1,096,400
California Health Facilities Financing Authority (Cedar Sinai Medical Center);
Series 2009, RB	5.00%	08/15/11	1,000	1,036,240
Series 2009, RB	5.00%	08/15/12	1,500	1,577,700
Series 2009, RB	5.00%	08/15/13	2,500	2,658,400
California Health Facilities Financing Authority (St. Joseph);
Series 2009 C, Ref. RB (a)	5.00%	10/16/14	3,000	3,223,080
Series 2009 D, Ref. RB (a)	5.00%	10/18/16	6,000	6,349,980
California Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB	5.10%	02/01/19	1,000	1,001,400
Series 2010 B, RB	5.50%	02/01/24	1,250	1,253,775
California Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB (a)	2.60%	09/02/14	4,500	4,574,565
California State Department of Veterans Affairs; Series 2002 A, Home Purchase RB (INS-Ambac Assurance Corp.) (b)	5.35%	12/01/27	4,000	4,018,360
California Statewide Communities Development Authority (Proposition 1A Receivables);
Series 2009, RB	4.00%	06/15/13	2,500	2,578,475
Series 2009, RB	5.00%	06/15/13	3,000	3,194,910
California Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS-Cal-Mortgage) (b)	5.00%	08/15/17	385	394,787
Series 2008 A, RB (INS-Cal-Mortgage) (b)	5.25%	08/15/19	325	333,824
California Statewide Communities Development Authority (Henry Mayo Newhall Memorial); Series 2007 B, RB (INS-Ambac Assurance Corp.) (b)	5.05%	10/01/28	1,500	1,500,930
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California Statewide Communities Development Authority (Kaiser Permanente); Series 2002 E, RB (a)	4.00%	05/02/11	$1,000	$1,031,180
California Statewide Communities Development Authority (Southern California Edison Co.); Series 2006 A, Ref. PCR (INS-XL Capital Assurance Inc.) (a)(b)	4.10%	04/01/13	1,575	1,635,149
Corona-Norca Unified School District (Election of 2006 Capital Appreciation Bonds); Series 2009 C, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)(g)	5.74%	08/01/21	1,500	794,265
Evergreen Elementary School District;
Series 2009, Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)(g)	6.06%	08/01/25	3,000	1,227,030
Series 2009, Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)(g)	6.34%	08/01/28	1,000	333,940
Fresno (City of) Sewer Revenue; Series 2008 A, RB (INS-Assured Guaranty Corp.) (b)	5.00%	09/01/25	2,040	2,191,144
Fresno (City of) Water System Revenue; Series 1998 A, Ref. RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	06/01/24	2,000	2,003,940
Grant Joint Union High School District; Series 2007, VRD COP (INS-Financial Security Assurance Inc.) (b)(c)(d)	1.00%	06/01/41	1,100	1,100,000
Lake Tahoe (City of) Unified School District (Election of 2008); Series 2009, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.00%	08/01/24	1,000	1,057,530
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, RB	5.00%	05/15/28	1,000	1,014,980
Series 2009 A, RB	5.25%	05/15/29	1,000	1,037,410
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,242,080
Los Angeles (City of) Unified School District; Series 2009 I, Unlimited Tax GO	5.00%	07/01/26	670	702,529
Lynwood Utility Authority; Series 2009 A, Enterprise Ref. RB (INS-Assured Guaranty Corp.) (b)	5.00%	06/01/29	500	509,765
Madera Irrigation District; Series 2008, Ref. Water Revenue RB	5.00%	01/01/23	2,250	2,317,252
Monrovia Financing Authority (Library); Series 2007, Lease RB (INS-Ambac Assurance Corp.) (b)	4.63%	12/01/32	1,000	956,370
Monterey (County of) (Refinancing);
Series 2009, COP (INS-Assured Guaranty Corp.) (b)	5.00%	08/01/16	1,000	1,088,590
Series 2009, COP (INS-Assured Guaranty Corp.) (b)	5.00%	08/01/19	2,360	2,521,046
New Haven Unified School District;
Series 2009, Ref. Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)	5.00%	08/01/20	3,030	3,280,945
Series 2009, Ref. Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)	5.00%	08/01/21	1,290	1,387,021
Newport Beach (City of) (Hoag Memorial Hospital Presbyterian); Series 2009 D, RB (a)	5.00%	02/07/13	1,000	1,088,150
Rancho Mirage (City of) Joint Powers Financing Authority (Eisenhower Medical Center); Series 2007 A, RB	5.00%	07/01/21	1,000	999,130
Redlands (City of) Unified School District (Election of 2008); Series 2008, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.00%	07/01/25	1,000	1,042,170
Rowland Unified School District (Election of 2006 Capital Appreciation); Series 2009 B, Unlimited Tax GO (g)	5.92%	08/01/23	1,300	591,890
Sacramento (County of),
Series 2009 B, Sr. Airports System RB	5.00%	07/01/18	1,000	1,080,140
Series 2009 D, Airports System RB (INS-Assured Guaranty Corp.) (b)	5.13%	07/01/25	1,500	1,589,520
San Bernardino (County of); Series 1998, Medical Center VRD COP (INS-National Public Finance Guarantee Corp.) (b)(c)(d)	0.30%	08/01/26	40,000	40,000,000
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/13	1,000	1,109,840
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	561,170
San Francisco (City & County of) Airports Commission; Series 2009 E, International Airport RB	5.50%	05/01/26	2,000	2,101,120
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-National Public Finance Guarantee Corp.) (b)	4.38%	01/01/24	1,000	905,520
Torrance Unified School District (Measure Z);
Series 2009 B1, Unlimited Tax GO (g)	6.13%	08/01/22	1,900	945,592
Series 2009 B1, Unlimited Tax GO (g)	6.20%	08/01/23	2,000	926,360
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-Assured Guaranty Corp.) (b)	5.00%	03/01/29	2,040	2,037,368
Vernon (City of);
Series 2009 A, Electric Systems RB	5.50%	08/01/15	500	551,795
Series 2009 A, Electric Systems RB	5.13%	08/01/21	4,500	4,581,000
West Contra Costa Unified School District; Series 2005 B, Unlimited Tax GO	6.00%	08/01/27	1,000	1,116,020
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	$1,075	$1,083,073
Yosemite Community College District; Series 2008 C, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.00%	08/01/28	2,210	2,319,970

				182,226,571

Colorado–2.77%

Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB	5.20%	05/15/27	340	366,374
Series 2009 A, Auxiliary Facilities Improvement RB	5.00%	05/15/29	450	474,066
Aurora (City of) (The Children’s Hospital); Series 2004 D, RB (INS-Financial Security Assurance Inc.) (b)	5.00%	12/01/20	1,000	1,049,320
Colorado Educational & Cultural Facilities Authority (Charter School Classical); Series 2008 A, RB	6.75%	12/01/23	975	1,059,932
Colorado Health Facilities Authority,
Series 2003 A, RB (INS-Financial Security Assurance Inc.) (b)	5.00%	05/15/15	1,000	1,081,440
Series 2003 A, RB (INS-Financial Security Assurance Inc.) (b)	5.25%	05/15/26	1,000	1,052,870
Colorado School of Mines; Series 2009 A, Enterprise & Improvement Ref. RB	5.00%	12/01/29	500	524,920
Denver (City and County of) School District No. 1; Series 2009 A, Unlimited Tax GO	5.00%	12/01/28	1,000	1,087,200
E-470 Public Highway Authority;
Series 2007 C2, RB (INS-National Public Finance Guarantee Corp.) (a)(b)	5.00%	09/02/13	3,000	3,189,150
Series 2007 D2, RB (INS-National Public Finance Guarantee Corp.) (a)(b)	5.00%	09/02/13	14,700	15,522,465
Municipal Subdistrict, Northern Colorado Water Conservancy District; Series 2007 J, Ref. Water RB (INS-Ambac Assurance Corp.) (b)	5.00%	12/01/14	1,300	1,465,425
Northwest Parkway Public Highway Authority; Sr. Series 2001 A, RB (f)	5.00%	06/15/11	1,000	1,056,620
Public Authority for Colorado Energy;
Series 2008, Natural Gas RB	6.13%	11/15/23	1,000	1,067,040
Series 2008, Natural Gas RB	6.25%	11/15/28	2,415	2,590,402
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (c)(d)(e)	0.25%	12/01/30	9,635	9,635,000
University of Colorado Hospital Authority; Series 1997 A, Ref. RB (INS-Ambac Assurance Corp.) (b)	5.25%	11/15/22	1,470	1,470,279

				42,692,503

Connecticut–0.22%

Connecticut (State of) (Transportation Infrastructure Purposes); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,263,600
New Haven (City of) Solid Waste Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,070,830

				3,334,430

Delaware–0.34%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	5.00%	07/01/17	1,500	1,599,375
Series 2009 A, RB	5.00%	07/01/18	1,540	1,637,513
Series 2009 A, RB	4.05%	07/01/22	1,000	977,160
Series 2009 A, RB	4.15%	07/01/23	1,000	965,070

				5,179,118

District of Columbia–0.99%

District of Columbia (George Washington University); Series 1999 A, RB	5.75%	09/15/20	9,250	9,372,655
District of Columbia (Georgetown University);
Series 2001 C, RB (a)	5.25%	04/01/23	2,475	2,680,450
Series 2009 A, Ref. RB	5.00%	04/01/15	2,000	2,196,040
District of Columbia; Series 1999 B, Ref. Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.50%	06/01/10	1,000	1,021,660

				15,270,805

Florida–4.65%

Broward (County of); Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,650,667
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Citizens Property Insurance Corp.;
Series 2008 A-1, Sr. Sec. High Risk RB	5.00%	06/01/11	$2,240	$2,300,346
Series 2009 A-1, Sr. Sec. High Risk RB (INS-Assured Guaranty Corp.) (b)	4.00%	06/01/12	2,000	2,048,600
Series 2009 A-1, Sr. Sec. High Risk RB (INS-Assured Guaranty Corp.) (b)	5.00%	06/01/16	2,000	2,085,920
Series 2009 A-2, Sr. Sec. High Risk Revenue Notes	4.50%	06/01/10	3,000	3,047,430
Florida (State of) Board of Education;
Series 2000 B, Lottery RB (INS-National Public Finance Guarantee Corp.) (b)	5.75%	07/01/10	1,000	1,025,550
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,121,060
Series 2009 A, Lottery RB	5.25%	07/01/24	1,640	1,761,786
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	07/01/18	1,335	1,423,083
Florida (State of) Department of Environmental Protection;
Series 2002 B, Florida Forever RB (INS-National Public Finance Guarantee Corp.) (b)	5.25%	07/01/22	3,000	3,116,280
Series 2003 C, Florida Forever RB (INS-Ambac Assurance Corp.) (b)	5.00%	07/01/19	3,525	3,706,326
Florida Hurricane Catastrophe Fund Finance Corp.;
Series 2006 A, RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	07/01/11	4,000	4,192,600
Series 2008 A, RB	5.00%	07/01/13	1,560	1,689,433
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,114,840
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,148,000
Hillsborough (County of) Industrial Development Authority (Tampa Electric); Series 2007 B, Pollution Control IDR (a)	5.15%	09/01/13	500	521,310
Jacksonville (City of); Series 2003, Better Jacksonville RB (INS-National Public Finance Guarantee Corp.) (b)	5.25%	10/01/16	3,000	3,307,260
JEA (St. Johns River Power Park System: Issue 2); Series 2003-19, Ref. RB	4.25%	10/01/13	2,000	2,003,620
JEA;
Series 2002 D, Sub. Electric System RB	4.63%	10/01/22	350	350,133
Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,156,095
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS-Financial Security Assurance Inc.) (b)	5.25%	10/01/15	1,500	1,689,615
Series 2003, Ref. Electric System RB (INS-Financial Security Assurance Inc.) (b)	5.25%	10/01/16	1,500	1,681,890
Series 2003, Ref. Electric System RB (INS-Financial Security Assurance Inc.) (b)	5.00%	10/01/17	1,900	2,093,648
Miami (City of); Series 2009, Ref. Parking System RB (INS-Assured Guaranty Corp.) (b)	5.00%	10/01/28	750	761,512
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-Assured Guaranty Corp.) (b)	5.00%	06/01/18	1,000	1,049,250
Series 2009, Public Facilities RB (INS-Assured Guaranty Corp.) (b)	5.50%	06/01/29	2,000	2,111,180
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2008 A-2, RB (INS-National Public Finance Guarantee Corp.) (a)(b)	4.55%	08/01/13	250	259,703
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS-Berkshire Hathaway Assurance Corp.) (b)	5.50%	10/01/20	1,500	1,717,050
Series 2008 C, Ref. Water & Sewer System RB (INS-Berkshire Hathaway Assurance Corp.) (b)	5.00%	10/01/24	1,500	1,619,505
Series 2008 C, Ref. Water & Sewer System RB (INS-Berkshire Hathaway Assurance Corp.) (b)	5.13%	10/01/25	1,500	1,628,415
Series 2009 A, Aviation RB (INS-Assured Guaranty Corp.) (b)	5.00%	10/01/27	120	125,456
Series 2009 B, Aviation RB (INS-Assured Guaranty Corp.) (b)	5.00%	10/01/26	1,000	1,053,580
Series 2009 B, Aviation RB (INS-Assured Guaranty Corp.) (b)	5.00%	10/01/29	1,000	1,034,250
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	2,085	2,232,451
Orange (County of); Series 2005, Ref. Tourist Development Tax RB (INS-Ambac Assurance Corp.) (b)	5.00%	10/01/12	1,095	1,196,671
Pasco (County of);
Series 2009 A, Water & Sewer System RB	4.00%	10/01/17	500	524,090
Series 2009 A, Water & Sewer System RB	5.00%	10/01/16	750	841,590
Port St. Lucie (City of); Series 2008, Ref. COP (INS-Assured Guaranty Corp.) (b)	6.25%	09/01/27	500	558,385
Village Center Community Development District; Series 1998 A, Ref. Recreational RB (INS-National Public Finance Guarantee Corp.) (b)	5.50%	11/01/10	1,105	1,126,326
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Winter Park (City of);
Series 2009, Water & Sewer System Ref. Improvement RB	4.25%	12/01/24	$750	$754,928
Series 2009 A, Electric Ref. RB (INS-Financial Security Assurance Inc.) (b)	4.00%	10/01/19	500	507,245
Series 2009 A, Electric Ref. RB (INS-Financial Security Assurance Inc.) (b)	4.38%	10/01/22	325	328,325
Series 2009 A, Electric Ref. RB (INS-Financial Security Assurance Inc.) (b)	5.00%	10/01/29	4,695	4,837,165

				71,502,569

Georgia–4.70%

Atlanta (City of);
Series 2003 C-2, Airport General VRD Ref. RB (INS-National Public Finance Guarantee Corp.) (b)(c)(d)	2.32%	01/01/30	21,925	21,925,000
Series 2003 C-3, Airport General VRD Ref. RB (INS-National Public Finance Guarantee Corp.) (b)(c)(d)	2.32%	01/01/30	9,300	9,300,000
Series 2009 B, Water and Wastewater RB (INS-Financial Security Assurance Inc.) (b)	4.00%	11/01/15	1,000	1,054,160
Series 2009 B, Water and Wastewater RB (INS-Financial Security Assurance Inc.) (b)	5.00%	11/01/17	1,500	1,632,015
Series 2009 B, Water and Wastewater RB (INS-Financial Security Assurance Inc.) (b)	4.13%	11/01/19	970	975,025
Series 2009 B, Water and Wastewater RB (INS-Financial Security Assurance Inc.) (b)	5.00%	11/01/20	1,500	1,599,510
Series 2009 B, Water and Wastewater RB (INS-Financial Security Assurance Inc.) (b)	5.00%	11/01/21	1,500	1,590,180
Series 2009 B, Water and Wastewater RB (INS-Financial Security Assurance Inc.) (b)	5.25%	11/01/27	2,000	2,139,220
Burke (County of) Development Authority (Georgia Power Co.); Series 1995, PCR (a)	3.75%	01/12/12	4,000	4,183,400
Dalton (City of); Series 1999, Combined Utilities RB (INS-Financial Security Assurance Inc.) (b)	5.75%	01/01/10	1,015	1,015,000
Fayette (County of) Hospital Authority;
Series 2009 A, Community Hospital Bonds RAC	4.38%	06/15/20	2,500	2,507,650
Series 2009 A, Community Hospital Bonds RAC	4.50%	06/15/21	2,500	2,501,850
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	3,500	3,528,770
Georgia (State of); Series 1992 B, Unlimited Tax GO	6.30%	03/01/10	1,000	1,010,030
Glynn-Brunswick Memorial Hospital Authority;
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,011,790
Series 2008 A, RAC	5.25%	08/01/23	1,000	1,010,280
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.);
Series 2007 D, RAC (INS-Financial Security Assurance Inc.) (b)	5.00%	07/01/24	2,000	2,019,580
Series 2007 D, RAC (INS-Financial Security Assurance Inc.) (b)	5.25%	07/01/29	2,000	2,019,360
Macon-Bibb (County of) Hospital Authority;
Series 2009, RAC	4.00%	08/01/19	635	622,592
Series 2009, RAC	4.00%	08/01/20	710	683,240
Series 2009, RAC	5.00%	08/01/24	1,260	1,298,657
Richmond (County of) Hospital Authority (University Health Services, Inc.);
Series 2009, RAC	5.25%	01/01/29	2,500	2,488,100
Series 2009, RAC	5.50%	01/01/24	2,490	2,599,535
South Regional Joint Development Authority (Valdosta State University);
Series 2007, Parking & Health RB (INS-XL Capital Assurance Inc.) (b)	5.00%	08/01/20	1,385	1,476,355
Series 2007, Parking & Health RB (INS-XL Capital Assurance Inc.) (b)	5.00%	08/01/21	1,490	1,578,580
Series 2007, Parking & Health RB (INS-XL Capital Assurance Inc.) (b)	5.00%	08/01/22	605	637,779

				72,407,658

Guam–0.10%

Guam (Government of);
Series 2009 A, Limited Obligation RB	5.00%	12/01/12	480	508,152
Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,000	1,037,620
				1,545,772

Hawaii–0.06%

Hawaii (State of);
Series 1993 CA, Unlimited Tax GO (f)	5.75%	01/01/10	880	880,000
Series 1993 CA, Unlimited Tax GO (f)	5.75%	01/01/10	120	120,000

				1,000,000

See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Idaho–0.45%

Caldwell (City of) Urban Renewal Agency; Series 2008, Tax Allocation RB	4.00%	09/01/19	$1,205	$1,208,350
Idaho (State of) Health Facilities Authority (Trinity Health Group); Series 2008 B, RB	5.63%	12/01/19	1,000	1,111,320
Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	640	657,658
Series 2009 A, Grant & Revenue Anticipation RB	5.25%	07/15/25	500	549,775
Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	1,470	1,514,658
University of Idaho; Series 2007 B, RB (INS-Financial Security Assurance Inc.) (a)(b)	4.50%	04/01/18	1,750	1,827,525

				6,869,286

Illinois–5.20%

Chicago (City of) Board of Education; Series 2005 D, VRD Unlimited Tax GO (INS-Assured Guaranty Ltd.) (b)(c)(d)	3.10%	03/01/36	21,200	21,200,000
Chicago (City of) Transit Authority (Federal Transit Administration Section 5309); Series 2008 A, RB (INS-Assured Guaranty Ltd.) (b)	5.25%	06/01/23	2,500	2,675,800
Chicago (City of) Transit Authority (O’ Hare International Airport); Series 2008 A, Ref. RB (INS-Financial Security Assurance Inc.) (b)	5.00%	01/01/16	1,400	1,554,322
Cook (County of);
Series 2004 A, Ref. Unlimited Tax GO (INS-Ambac Assurance Corp.) (b)	5.00%	11/15/17	5,000	5,409,550
Series 2009 A, Ref. Unlimited Tax GO	5.00%	11/15/19	2,000	2,226,080
Series 2009 C, Ref. Unlimited Tax GO	5.00%	11/15/20	7,500	8,274,450
Dolton (Village of);
Series 2009 A, Unlimited Tax GO (INS-Assured Guaranty Ltd.) (b)	4.25%	12/01/21	1,000	1,009,000
Series 2009 A, Unlimited Tax GO (INS-Assured Guaranty Ltd.) (b)	4.25%	12/01/22	1,000	1,002,540
Series 2009 A, Unlimited Tax GO (INS-Assured Guaranty Ltd.) (b)	4.50%	12/01/23	1,000	1,018,570
Series 2009 A, Unlimited Tax GO (INS-Assured Guaranty Ltd.) (b)	4.50%	12/01/24	1,000	1,013,560
Illinois (State of) Educational Facilities Authority (University of Chicago); Series 1998, RB (a)	3.38%	02/03/14	1,000	1,048,170
Illinois (State of) Finance Authority (Children’s Memorial Hospital); Series 2008 A, RB (INS-Assured Guaranty Ltd.) (b)	5.25%	08/15/33	1,000	1,006,830
Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-Financial Security Assurance Inc.) (b)	5.00%	05/15/17	2,000	2,123,360
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,000	2,035,960
Illinois (State of) Health Facilities Authority (Advocate Health Care); Series 2003 A, RB (a)	4.38%	07/01/14	915	915,668
Illinois (State of);
First Series 2001, Ref. Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.25%	10/01/11	1,790	1,913,617
Series 1999 Z, Sales Tax RB	5.00%	06/15/19	500	506,415
Series 2000, Unlimited Tax GO (INS-National Public Finance Guarantee Corp.) (b)	6.10%	01/01/20	1,500	1,506,045
Series 2003 B, Unlimited Tax VRD GO (c)(d)	2.55%	10/01/30	830	830,000
Illinois Finance Authority (Advocate Health Care Network); Series 2010 D, RB	5.00%	04/01/20	1,025	1,074,426
Illinois Student Assistance Commission; Series 2009, RB (INS-Assured Guaranty Ltd.) (b)	3.15%	05/01/14	2,000	2,003,520
Kane & De Kalb (Counties of) Community Unit School District No. 302; Series 2008, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.50%	02/01/28	1,500	1,606,995
Kendall-Grundy (County of) Forest Preservation District; Series 2007, Unlimited Tax GO (INS-National Public Finance Guarantee Corp.) (b)	5.25%	01/01/23	4,000	4,356,600
Kendall-Grundy, Kane & Will (Counties of) High School District No. 308 ; Series 2007 A, Ref. Unlimited Tax GO (INS-National Public Finance Guarantee Corp.) (b)	4.38%	10/01/21	1,000	1,017,850
Kendall-Grundy, Kane & Will (Counties of) High School District No.308; Series 2007, Unlimited Tax GO (INS-Assured Guaranty Ltd.) (b)	5.00%	02/01/23	5,795	6,207,140
Madison & Saint Clair (Counties of) School District No. 10 (Collinsville School Building); Series 2001, Unlimited Tax GO (INS-National Public Finance Guarantee Corp.) (b)	5.00%	02/01/11	1,150	1,180,153
Northern Municipal Power Agency (Prairie St. Power); Series 2007 A, RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	01/01/19	1,000	1,070,720
Southern Illinois University; Series 2006 A, Housing & Auxiliary Facilities System RB (INS-National Public Finance Guarantee Corp.) (b)	5.25%	04/01/19	1,000	1,091,750
St. Clair (County of);
Series 2009, Ref. Unlimited Tax GO	5.00%	10/01/19	1,000	1,112,470
Series 2009, Ref. Unlimited Tax GO	5.00%	10/01/21	1,480	1,620,585
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Will, Grundy and Etc. (Counties of) Community College District No. 525 (Joliet Jr. College); Series 2008, Unlimited Tax GO	5.75%	06/01/27	$410	$470,299

				80,082,445

Indiana–1.09%

Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,084,340
Indiana Health Facility Financing Authority; Series 2005, RB (a)	5.00%	06/01/14	3,500	3,844,750
Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks);
Series 2002 A, RB (INS-National Public Finance Guarantee Corp.) (b)	5.50%	01/01/14	2,000	2,196,100
Series 2009 A, RB (INS-Assured Guaranty Ltd.) (b)	5.25%	01/01/29	1,010	1,101,051
Monroe (County of) Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-Financial Security Assurance Inc.) (b)	5.13%	01/15/24	2,285	2,509,067
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-CIFG Guaranty, Ltd.) (b)	5.00%	01/15/22	2,470	2,434,605
Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR (a)	6.25%	06/02/14	1,000	1,107,390
Series 2009 B, Ref. PCR (a)	6.25%	06/02/14	500	553,695
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-Assured Guaranty Ltd.) (b)	5.00%	10/01/23	400	421,660
Zionsville (City of) Community Schools Building Corp.; Series 2002, First Mortgage RB (f)	5.00%	07/15/11	1,420	1,497,532

				16,750,190

Iowa–1.62%

Coralville (City of); Series 2009 D, Unlimited Tax GO Urban Renewal Bond Anticipation Notes	4.00%	05/01/11	1,000	1,026,750
Dubuque Community School District; Series 2009, Infrastructure Sale, Services & Use Tax Revenue Bond Anticipation Notes	3.00%	03/30/10	1,250	1,254,725
Iowa Finance Authority;
Series 2005, Health System RB (INS-Assured Guaranty Corp.) (b)	5.00%	02/15/13	1,500	1,622,955
Series 2005, Health System RB (INS-Assured Guaranty Corp.) (b)	5.00%	02/15/18	1,000	1,069,440
Series 2005, Health System RB (INS-Assured Guaranty Corp.) (b)	5.00%	02/15/19	500	530,810
Series 2009 F, RB (a)	5.00%	08/15/12	1,000	1,075,050
Iowa Student Loan Liquidity Corp.,
Series 2009-1, Student Loan RB	4.00%	12/01/13	1,500	1,537,860
Series 2009-1, Student Loan RB	5.00%	12/01/15	2,500	2,610,775
Series 2009-1, Student Loan RB	5.00%	12/01/16	2,500	2,578,150
Series 2009-1, Student Loan RB	5.25%	12/01/17	2,500	2,590,925
Series 2009-1, Student Loan RB	5.25%	12/01/18	2,500	2,554,525
Series 2009-2, Student Loan RB	5.40%	12/01/23	2,500	2,518,975
Series 2009-3, Student Loan RB	5.00%	12/01/19	2,500	2,481,775
Washington Community School District; Series 2009, Infrastructure Sale, Services & Use Tax Revenue Bond Anticipation	5.00%	07/01/28	1,500	1,538,790

				24,991,505

Kansas–0.61%

Dodge City (City of); Series 2009, Sales Tax RB (INS-Assured Guaranty Ltd.) (b)	5.00%	06/01/21	1,000	1,108,500
Johnson (County of) Water District No. 1; Series 2001, Water RB	5.00%	06/01/11	1,770	1,883,988
Kansas Development Finance Authority (Adventist Health System);
Series 2009, Hospital RB	5.00%	11/15/16	1,000	1,076,510
Series 2009 D, Hospital RB	3.00%	11/15/11	700	707,378
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,616,954
Wichita (City of); Series 2009 A, Ref. Hospital & Improvement RB	4.50%	11/15/12	1,000	1,060,440
Wyandotte (County of), School District No. 500; Series 2001, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.50%	09/01/11	1,750	1,893,535

				9,347,305

See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–1.62%

Christian (County of) (Jennie Stuart Medical Center); Series 2006, RB (INS-Assured Guaranty Corp.) (b)	5.25%	02/01/28	$2,500	$2,561,075
Kentucky (State of) Economic Development Finance Authority; Series 2009 A, Ref. RB	5.13%	05/01/29	1,000	1,001,030
Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2004 D, RB (a)	3.50%	11/10/10	1,000	1,017,240
Kentucky (State of) Economic Development Finance Authority (Louisville Arena); Sub. Series 2008 A-1, RB (INS-Assured Guaranty Corp.) (b)	5.75%	12/01/28	500	547,770
Louisville & Jefferson (County of) Metropolitan Government (Jewish Hospital & St. Mary’s Healthcare) Series 2008, RB	6.00%	02/01/22	1,000	1,031,650
Louisville & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer and Drainage RB	5.00%	05/15/14	2,500	2,818,125
Series 2009 B, Sewer and Drainage RB	5.00%	05/15/15	2,500	2,818,600
Series 2009 B, Sewer and Drainage RB	5.00%	05/15/20	10,000	11,038,700
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-Assured Guaranty Corp.) (b)	5.00%	10/01/24	2,000	2,155,660

				24,989,850

Louisiana–3.93%

East Baton Rouge Sewerage Commission; Series 2009 A, RB	4.50%	02/01/22	1,000	1,037,580
Greater New Orleans Expressway Commission;
Series 2009, Ref. RB (INS-Assured Guaranty Corp.) (b)	2.75%	11/01/13	600	614,058
Series 2009, Ref. RB (INS-Assured Guaranty Corp.) (b)	2.75%	11/01/14	600	605,766
Series 2009, Ref. RB (INS-Assured Guaranty Corp.) (b)	3.00%	11/01/15	1,000	1,003,650
Jefferson Parish Hospital Service District No. 1; Series 1998 B, RB (INS-Financial Security Assurance Inc.) (b)	5.25%	01/01/28	1,000	1,058,480
Louisiana Citizens Property Insurance Corp.; Series 2009 C-3, Assessment RB (INS-Assured Guaranty Corp.) (b)	6.13%	06/01/25	1,500	1,689,180
Louisiana Energy & Power Authority; Series 2000, Ref. Power Project RB (INS-Financial Security Assurance Inc.) (b)	5.75%	01/01/11	2,500	2,624,825
Louisiana Local Government Environmental Facilities and Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.00%	04/01/18	1,000	1,089,640
Louisiana Local Government Environmental Facilities and Community Development Authority (Lake Charles);
Series 2009, Ref. RB (INS-Assured Guaranty Corp.) (b)	4.00%	04/01/16	1,435	1,518,531
Series 2009, Ref. RB (INS-Assured Guaranty Corp.) (b)	4.00%	04/01/17	1,000	1,047,790
Series 2009, Ref. RB (INS-Assured Guaranty Corp.) (b)	4.00%	04/01/18	1,555	1,608,305
Louisiana Local Government Environmental Facilities and Community Development Authority (Louisiana Community and Technical College System); Series 2009 B, RB (INS-Assured Guaranty Corp.) (b)	5.00%	10/01/26	1,500	1,562,175
Louisiana Local Government Environmental Facilities and Community Development Authority (Monroe Airport Terminal); Series 2009, RB (INS-Assured Guaranty Corp.) (b)	5.00%	02/01/29	1,000	1,037,670
Louisiana Offshore Terminal Authority; Series 2007 A, VRD Deepwater Port Ref. RB (LOC-Suntrust Bank.) (c)(d)(e)	0.30%	09/01/27	17,000	17,000,000
Louisiana Public Facilities Authority (Baton Rouge General Medical Center); Series 2004, RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	07/01/14	1,000	1,091,790
Louisiana Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-CIFG Guaranty, Ltd.) (b)	5.00%	07/01/22	500	495,875
Louisiana Public Facilities Authority (Christus Health);
Series 2008 B, Ref. RB (INS-Assured Guaranty Corp.) (b)	5.75%	07/01/18	1,000	1,060,660
Series 2009 A, Ref. RB	5.00%	07/01/13	1,500	1,606,185
Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,065,190
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,058,500
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,047,220
Louisiana Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS-Ambac Assurance Corp.) (b)	5.00%	06/01/18	1,000	1,067,500
Louisiana Public Facilities Authority (Nineteenth Judicial District Court); Series 2007, RB (INS-Financial Guaranty Insurance Co.) (b)	4.50%	06/01/21	1,000	1,023,910
Louisiana Public Facilities Authority (Ochsner Clinic Foundation); Series 2007 A, RB	5.00%	05/15/10	1,320	1,331,405
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–(continued)

Monroe (City of) (Economic Development Garret Rd.);
Series 2008, Sales Tax Increment Ref. RB (INS-Assured Guaranty Corp.) (b)	5.25%	03/01/22	$1,300	$1,343,901
Series 2008, Sales Tax Increment Ref. RB (INS-Assured Guaranty Corp.) (b)	5.38%	03/01/24	1,000	1,034,050
New Orleans (City of) Aviation Board;
Series 2009 A-1, Restructuring Ref. RB (INS-Assured Guaranty Corp.) (b)	5.00%	01/01/19	500	546,970
Series 2009 A-1, Restructuring Ref. RB (INS-Assured Guaranty Corp.) (b)	6.00%	01/01/23	1,000	1,132,950
New Orleans (City of); Series 2009, Sewage Service Ref. RB (INS-Assured Guaranty Corp.) (b)	6.25%	06/01/29	1,000	1,059,020
New Orleans Aviation Board (Gulf Opportunity Zone CFC);
Series 2009 A, Consolidated Rental Car RB	5.00%	01/01/16	1,250	1,241,700
Series 2009 A, Consolidated Rental Car RB	5.13%	01/01/17	1,730	1,706,524
Series 2009 A, Consolidated Rental Car RB	5.25%	01/01/18	1,575	1,543,815
Series 2009 A, Consolidated Rental Car RB	5.50%	01/01/19	1,100	1,083,918
Series 2009 A, Consolidated Rental Car RB	5.75%	01/01/20	1,890	1,870,212
Series 2009 A, Consolidated Rental Car RB	6.00%	01/01/25	1,000	1,000,690
Plaquemines Parish Law Enforcement District;
Series 2009, Limited Tax GO	4.00%	09/01/14	1,200	1,249,512
Series 2009, Limited Tax GO	4.50%	09/01/17	1,350	1,383,629

				60,542,776

Maine–0.35%

Lewiston (City of);
Series 2008 B, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.00%	12/15/19	750	819,105
Series 2008 B, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.00%	12/15/20	870	943,454
Series 2008 B, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.50%	12/15/23	950	1,046,111
Maine (State of) Housing Authority; Series 2009 B, RB	5.00%	11/15/29	2,500	2,536,275

				5,344,945

Maryland–0.69%

Baltimore (City of) (Water); Series 2009 A, Sub. RB	5.13%	07/01/29	250	265,345
Housing Opportunities Commission of Montgomery County; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,017,550
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,068,920
Series 2008, RB (INS-Assured Guaranty Corp.) (b)	5.00%	07/01/20	1,000	1,061,580
Series 2008, RB (INS-Assured Guaranty Corp.) (b)	5.00%	07/01/22	1,005	1,060,235
Maryland Health & Higher Educational Facilities Authority (The Johns Hopkins Hospital);
Series 2008, Health System RB (a)	5.00%	05/15/13	1,000	1,095,140
Series 2008, Health System RB (a)	5.00%	05/15/15	615	680,381
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 F, Health System RB	5.00%	07/01/17	500	532,790
Series 2008 F, Health System RB	4.50%	07/01/20	500	500,350
Series 2010, Health System RB	5.00%	07/01/16	610	656,177
Series 2010, Health System RB	5.00%	07/01/18	680	716,067
Series 2010, Health System RB	5.00%	07/01/19	400	417,840
Series 2010, Health System RB	5.00%	07/01/20	1,000	1,036,740
Maryland Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.00%	01/01/20	500	496,895

				10,606,010

Massachusetts–3.10%

Massachusetts (State of); Series 2001 D, Construction Loan Limited Tax GO (a)(f)	5.25%	11/01/11	2,500	2,694,450
Massachusetts Development Finance Agency (Boston University); Series 2009 V-1, RB	5.00%	10/01/29	1,000	1,017,690
Massachusetts Health & Educational Facilities Authority (Baystate Medical Center); Series 2009 K, RB (a)	5.00%	07/01/13	2,500	2,668,375
Massachusetts Health & Educational Facilities Authority (Lesley University); Series 2009 A, RB (INS-Assured Guaranty Corp.) (b)	5.00%	07/01/23	1,095	1,180,388
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–(continued)

Massachusetts Health & Educational Facilities Authority (Northeastern University); Series 2009 T-2, RB (a)	4.10%	04/19/12	$1,485	$1,519,125
Massachusetts Health & Educational Facilities Authority (Suffolk University); Series 2009 A, RB	6.00%	07/01/24	1,500	1,579,875
Massachusetts Turnpike Authority; Sub. Series 1999 A, RB (INS-Ambac Assurance Corp.) (b)	5.25%	01/01/29	35,000	35,006,300
Worcester (City of); Series 2009, Limited Tax GO (INS-Assured Guaranty Corp.) (b)	4.00%	11/01/16	1,860	1,993,344

				47,659,547

Michigan–5.09%

Adrian (City of) School District; Series 2007, Ref. Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.50%	05/01/15	755	865,826
Avondale School District; Series 2009, Ref. Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)	4.00%	05/01/19	1,000	978,900
Battle Creek (City of); Series 2008, Downtown Development Ref. Unlimited Tax GO (INS-Ambac Assurance Corp.) (b)	5.00%	05/01/15	1,110	1,217,526
Central Michigan University;
Series 2009, Ref. General RB	5.00%	10/01/11	1,170	1,243,207
Series 2009, Ref. General RB	5.00%	10/01/13	1,430	1,583,654
Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,683,544
Detroit (City of);
Series 2009, RAN	5.00%	03/01/10	11,850	11,901,547
Series 2009 C, Anticipation Notes Limited Tax GO	10.00%	10/01/10	5,000	5,001,150
Hartland Consolidated Schools District; Series 2001, Ref. Unlimited Tax GO (CEP-Michigan School Bond Loan Fund)	5.50%	05/01/11	1,000	1,057,290
Hastings Area School System; Series 2009, Ref. Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)	3.25%	05/01/15	1,475	1,507,996
Michigan (State of) Building Authority (Facilities Program);
Series 2009 H, RB	4.00%	10/15/15	1,000	1,035,290
Series 2009 H, RB	4.00%	10/15/16	1,950	1,988,863
Series 2009 H, RB (INS-Financial Security Assurance Inc.) (b)	5.00%	10/15/21	1,180	1,227,743
Series 2009 H, RB (INS-Financial Security Assurance Inc.) (b)	5.00%	10/15/22	1,020	1,057,006
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/13	540	551,745
Series 2009, Ref. RB	4.00%	11/15/14	655	658,956
Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,489,530
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,039,040
Michigan (State of);
Series 2009, Ref. Trunk Line RB	5.00%	11/01/19	3,000	3,321,510
Series 2009, Ref. Trunk Line RB	5.00%	11/01/20	1,000	1,097,650
Series 2009, Ref. Trunk Line RB	5.00%	11/01/23	2,000	2,157,800
Michigan Building Authority;
Series 2003 I, Ref. RB (INS-Financial Security Assurance Inc.) (b)	5.25%	10/15/16	4,315	4,637,460
Series 2009 I, Ref. RB (INS-Assured Guaranty Corp.) (b)	5.25%	10/15/24	1,040	1,109,118
Michigan Hospital Finance Authority (McLaren Health Care); Series 2008, RB	5.25%	05/15/18	1,100	1,155,396
Michigan Municipal Bond Authority (Downtown Development Local);
Series 2009 A, Local Government Loan Program RB	5.00%	05/01/21	1,515	1,586,235
Series 2009 A, Local Government Loan Program RB	5.13%	05/01/23	800	836,472
Series 2009 A, Local Government Loan Program RB	5.25%	05/01/24	500	524,790
Michigan Municipal Bond Authority;
Series 2009 C, Local Government Loan Program RB (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	2,036,295
Series 2009 C, Local Government Loan Program RB (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,028,981
Michigan Strategic Fund (Detroit Edison Co.); Series 1995 CC, Ref. Limited Obligation RB (INS-Ambac Assurance Corp.) (a)(b)	4.85%	09/01/11	2,025	2,074,734
Royal Oak Hospital Finance Authority (William Beaumont);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,050,380
Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,182,430
Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,096,700
Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	1,847,331
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

School District of Ypsilanti;
Series 2009, Ref. Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)	4.00%	05/01/12	$2,270	$2,397,143
Series 2009, Ref. Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)	4.00%	05/01/14	1,985	2,122,362
Series 2009, Ref. Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)	5.00%	05/01/18	1,270	1,374,521
Taylor (City of); Series 2001, COP (INS-Ambac Assurance Corp.) (b)	5.00%	02/01/11	495	517,201
Troy (City of) Downtown Development Authority; Series 2001, Ref. & Development Tax Allocation RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	11/01/10	1,265	1,308,946
Wayne State University;
Series 2007 A, RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	11/15/12	1,190	1,302,348
Series 2009 A, RB	5.00%	11/15/17	2,000	2,187,080
Wyandotte (City of); Series 2009 A, Ref. Electric System RB (INS-Assured Guaranty Corp.) (b)	5.25%	10/01/28	250	264,043

				78,305,739

Minnesota–3.52%

Duluth (City of) Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/12	1,050	1,102,217
Series 2009 B, COP	4.00%	03/01/13	1,325	1,409,296
Series 2009 B, COP	4.00%	03/01/14	1,360	1,453,174
Series 2009 B, COP	4.00%	03/01/15	1,400	1,488,018
Minneapolis-St. Paul Metropolitan Airports Commission;
Series 2007 B, Sub. Ref. RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	01/01/19	2,780	2,985,136
Series 2009 A, Sr. Ref. RB	5.00%	01/01/20	1,000	1,085,980
Series 2009 A, Sr. Ref. RB	4.00%	01/01/16	730	772,690
Minnesota (State of); Series 2009 D, Unlimited Tax GO	4.00%	08/01/23	3,360	3,489,595
Minnesota Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,049,930
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,035,570
Series 2009 Seven-A, RB	4.50%	10/01/20	880	905,863
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,018,530
Series 2009 Six-X, RB	5.00%	04/01/24	500	524,110
Minnesota Housing Finance Agency;
Series 2009 A, Residential Housing Finance RB	5.20%	01/01/23	970	1,020,324
Series 2009 B, Residential Housing Finance RB	5.45%	07/01/24	945	998,260
St. Louis Park (City of) (Park Nicollet Health Services); Series 2008 B-1, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)(e)	0.27%	07/01/37	24,640	24,640,000
St. Paul (City of) Housing and Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, RB	5.00%	02/01/16	1,470	1,543,456
Series 2009, RB	5.00%	02/01/19	1,755	1,790,890
Series 2009, RB	5.00%	02/01/27	1,000	980,820
Series 2009, RB	5.25%	02/01/21	2,175	2,225,373
Western Minnesota Municipal Power Agency;
Series 2001 A, Ref. RB (INS-Ambac Assurance Corp.) (b)	5.50%	01/01/10	1,245	1,245,000
Series 2001 A, Ref. RB (INS-Ambac Assurance Corp.) (b)	5.50%	01/01/11	1,300	1,358,201

				54,122,433

Mississippi–0.54%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,750,308
Mississippi Development Bank (Jackson County, Mississippi Limited Tax Notes); Series 2009, Special Obligation RB (INS-Assured Guaranty Corp.) (b)	5.00%	07/01/24	1,000	1,066,170
Mississippi Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation IDR (INS-Financial Security Assurance Inc.) (b)	5.00%	07/01/19	1,160	1,243,845
Mississippi Hospital Equipment and Facilities Authority (Baptist Memorial Health Care); Series 2004 B2, RB	5.00%	09/01/23	2,475	2,528,138
Rankin (County of) School District; Series 2001, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.00%	10/01/11	1,625	1,746,891

				8,335,352

See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–0.94%

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Health Care Facilities IDR	5.50%	06/01/29	$250	$255,518
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	498,145
Kansas City (City of); Series 2008 A, Ref. General Improvement Airport RB	4.00%	09/01/14	1,000	1,078,290
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO	5.00%	03/01/25	1,250	1,363,987
Missouri (State of) Development Finance Board (Missouri Association Municipal Utilities); Series 1999, VRD Lease RB (c)(d)	5.50%	12/01/22	1,105	1,105,000
Missouri (State of) Environmental Improvement & Energy Resources Authority (State Revolving Funds Program - Master Trust); Series 2001 C, RB	5.00%	07/01/23	1,000	1,049,580
Missouri Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2009, RB	5.25%	05/15/29	2,000	2,011,640
Missouri Health & Educational Facilities Authority (University of Missouri — Columbia Arena); Series 2001, RB	5.00%	11/01/19	2,540	2,688,488
Missouri Health & Educational Facilities Authority (Webster University); Series 2001, Educational Facilities RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	04/01/11	1,075	1,119,118
Missouri Housing Development Commission; Series 2008 B2, Single Family Mortgage RB (CEP-GNMA/FNMA/FHLMC) (b)	5.10%	03/01/28	460	473,841
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-Financial Security Assurance Inc.) (b)	5.00%	07/01/20	1,125	1,174,298
St. Louis (City of) Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS-Assured Guaranty Ltd.) (b)	5.00%	07/15/21	1,500	1,587,720

				14,405,625

Montana–0.38%

Gallatin Airport Authority (PFC Supported); Series 2009, RB	4.38%	06/01/29	3,515	3,380,832
Helena (City of); Series 2009, COP	5.00%	01/01/29	400	417,680
Montana (State of) Facility Finance Authority (Glendive Medical Center);
Series 2008 A, Master Loan Program RB	4.63%	07/01/18	1,010	1,064,490
Series 2008 A, Master Loan Program RB	4.75%	07/01/28	1,000	1,003,470

				5,866,472

Nebraska–0.12%

Douglas (County of) School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO	5.45%	06/15/22	500	531,535
Nebraska Elementary & Secondary School Finance Authority (Boys Town); Series 2008, Educational Facilities RB	4.75%	09/01/28	1,000	1,021,320
Nebraska Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-Berkshire Hathaway Assurance Corp.) (b)	5.13%	04/01/29	250	267,557

				1,820,412

Nevada–1.79%

Clark (County of), School District; Series 2004 A, Ref. Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.00%	06/15/16	5,000	5,427,550
Clark (County of);
Series 2006, Limited Tax GO (INS-Ambac Assurance Corp.) (b)	5.00%	11/01/21	5,235	5,578,835
Series 2009 C, Airport System Sub. Lien RB (INS-Financial Security Assurance Inc.) (b)	5.00%	07/01/22	1,000	1,054,920
Series 2009 C, Airport System Sub. Lien RB (INS-Financial Security Assurance Inc.) (b)	5.00%	07/01/23	4,000	4,186,280
Series 2009 C, Airport System Sub. Lien RB (INS-Financial Security Assurance Inc.) (b)	5.00%	07/01/24	2,000	2,084,460
Series 2009 C, Airport System Sub. Lien RB (INS-Financial Security Assurance Inc.) (b)	5.00%	07/01/25	1,500	1,553,355
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,000	4,150,520
Las Vegas Valley Water District; Series 2009 D, Ref. Water Limited Tax GO	5.00%	06/01/16	500	553,410
Nevada (State of); Series 1999 A, Capital Improvement & Cultural Affairs Limited Tax GO	5.00%	02/01/10	1,500	1,505,955
Reno (City of) (Washoe Medical Center); Series 2005 A, RB (INS-Financial Security Assurance Inc.) (b)	5.25%	06/01/17	1,300	1,393,613

				27,488,898

New Hampshire–0.53%

Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,858,727
Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	526,520
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire–(continued)

New Hampshire Health & Education Facilities Authority; Series 2006, VRD RB (LOC-Citizens Bank N.A.) (c)(d)(e)	0.60%	05/01/36	$3,500	$3,500,000
New Hampshire Housing Financing Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	500	521,205
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	250	258,980
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,500	1,531,995

				8,197,427

New Jersey–1.46%

New Jersey (State of) Economic Development Authority; Series 2004, Cigarette Tax RB	5.50%	06/15/16	1,805	1,849,529
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB (f)	5.50%	06/15/10	7,060	7,228,805
New Jersey Health Care Facilities Financing Authority (Bayonne Hospital Obligated Group); Series 1994, RB (INS-Financial Security Assurance Inc.) (b)	6.25%	07/01/12	1,500	1,498,740
New Jersey Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.50%	06/15/10	720	736,625
New Jersey Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,186,280
Series 2009 H, RB	5.00%	01/01/21	3,500	3,792,635
Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009, RB (INS-Assured Guaranty Ltd.) (b)	5.00%	12/01/21	1,130	1,208,535
Series 2009, RB (INS-Assured Guaranty Ltd.) (b)	5.38%	12/01/26	500	530,970
Paterson (City of);
Series 2009, Unlimited Tax General Improvement GO (INS-Financial Security Assurance Inc.) (b)	4.25%	06/15/12	1,600	1,680,016
Series 2009, Unlimited Tax General Improvement GO (INS-Financial Security Assurance Inc.) (b)	5.00%	06/15/16	200	215,008
South Jersey Port Corp., (Marine Terminal); Series 2009 P-2, RB	4.00%	01/01/16	1,505	1,562,747

				22,489,890

New York–2.38%

Babylon Industrial Development Agency;
Series 2009 A, Resource Recovery RB	5.00%	01/01/14	560	614,768
Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	478,998
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	389,798
Chautauqua (County of) Industrial Development Agency; Series 2007 B, VRD RB (LOC-Citizens Bank N.A.) (c)(d)(e)	0.60%	07/01/39	11,860	11,860,000
Dormitory Authority of the State of New York (Frances Schervier Obligated Group); Series 1997, RB (INS-Financial Security Assurance Inc.) (b)	5.50%	07/01/10	1,205	1,234,932
Dormitory Authority of the State of New York (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,098,043
Dormitory Authority of the State of New York (School District Building Financing); Series 2008 D, RB (INS-Assured Guaranty Ltd.) (b)	5.75%	10/01/24	1,000	1,107,810
Dormitory Authority of the State of New York (St. Lawrence University Center); Series 2009, RB	5.00%	07/01/14	2,000	2,190,680
Dormitory Authority of the State of New York;
Series 2002 B, RB (a)	5.25%	05/15/12	3,000	3,267,120
Series 2009, Yeshiva University RB	5.00%	09/01/22	2,635	2,885,773
Series 2009 A, Ref. RB	5.00%	07/01/18	2,000	2,204,400
New York (City of) Housing Development Corp.; Series 2009 C-2, MFH RB	3.50%	05/01/13	1,085	1,095,004
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,239,460
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,092,687
New York (City of); Series 2008 Sub. J-1, Unlimited Tax GO	5.00%	08/01/17	750	838,530
New York (State of) Housing Finance Agency; Series 2009 B, Affordable Housing RB	1.45%	11/01/11	1,000	1,001,280

				36,599,283

See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–0.98%

Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare System);
Series 2007 A, Ref. Health Care System RB	5.00%	01/15/19	$1,000	$1,056,410
Series 2008 A, Ref. Health Care System RB	4.63%	01/15/26	1,005	1,009,000
Series 2009 A, Ref. Health Care System RB	5.00%	01/15/20	3,500	3,706,045
Series 2009 A, Ref. Health Care System RB	5.00%	01/15/26	1,665	1,713,768
North Carolina Eastern Municipal Power Agency;
Series 2008 C, Power System RB (INS-Assured Guaranty Ltd.) (b)	6.00%	01/01/19	330	367,000
Series 2009 B, Power System RB	5.00%	01/01/17	500	540,085
Series 2009 D, Power System RB	5.00%	01/01/19	900	960,453
Series 2009 D, Power System RB	5.00%	01/01/20	1,000	1,056,370
Series 2009 D, Power System RB	5.00%	01/01/21	1,095	1,149,202
Series 2009 D, Power System RB	5.00%	01/01/22	1,060	1,109,258
Oak Island (Town of) (Waste Water);
Series 2008 A, Enterprise System RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	06/01/20	1,065	1,133,000
Series 2008 A, Enterprise System RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	06/01/23	1,210	1,265,757

				15,066,348

North Dakota–0.13%

Fargo (City of) (Meritcare Obligated Group); Series 2000 A, Health System RB (INS-Financial Security Assurance Inc.) (b)	5.60%	06/01/21	2,000	2,029,700

Ohio–4.23%

Akron (City of);
Series 2009, Waterworks System Mortgage Ref. & Improvement RB (INS-Assured Guaranty Ltd.) (b)	5.00%	03/01/16	2,675	2,993,860
Series 2009, Waterworks System Mortgage Ref. & Improvement RB (INS-Assured Guaranty Ltd.) (b)	5.00%	03/01/18	2,010	2,232,406
American Municipal Power, Inc.; Series 2009 C, Combined Hydroelectric RB	5.00%	02/15/23	2,850	2,964,684
Buckeye (City of) Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/12	930	952,915
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,255	1,265,228
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,815	1,803,820
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/24	1,610	1,490,297
Cleveland (City of);
Series 2009 C, Airport System RB (INS-Assured Guaranty Ltd.) (b)	5.00%	01/01/18	2,000	2,128,740
Series 2009 C, Airport System RB (INS-Assured Guaranty Ltd.) (b)	5.00%	01/01/19	2,000	2,109,680
Series 2009 C, Airport System RB (INS-Assured Guaranty Ltd.) (b)	5.00%	01/01/20	4,000	4,170,720
Series 2009 C, Airport System RB (INS-Assured Guaranty Ltd.) (b)	5.00%	01/01/23	3,000	3,074,280
Series 2009 C, Airport System RB (INS-Assured Guaranty Ltd.) (b)	5.00%	01/01/27	2,000	2,053,960
Franklin (County of) (Nationwide Children’s Hospital); Series 2009, Hospital Improvement RB	5.00%	11/01/18	1,000	1,064,550
Ohio (State of) (Cleveland Clinic);
Series 2009 B, Hospital Facilities RB	4.75%	01/01/20	3,000	3,164,010
Series 2009 B, Hospital Facilities RB	4.75%	01/01/21	2,000	2,098,560
Series 2009 B, Hospital Facilities RB	5.00%	01/01/22	1,000	1,051,790
Series 2009 B, Hospital Facilities RB	5.00%	01/01/23	3,000	3,137,130
Series 2009 B, Hospital Facilities RB	5.00%	01/01/25	3,000	3,107,760
Series 2009 B, Hospital Facilities RB	5.00%	01/01/26	3,000	3,098,790
Series 2009 B, Hospital Facilities RB	5.00%	01/01/27	1,000	1,029,210
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,015,274
Ohio Air Quality Development Authority (First Energy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	10,120	10,552,529
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,369,792
Ohio State Higher Educational Facility Commission (University Hospital Health System); Series 2009 C, RB (a)	4.88%	07/15/15	2,500	2,635,875
Toledo (City of); Series 2009, City Services Special Assessment Notes	4.00%	06/01/11	1,500	1,528,410

				65,094,270

See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma–1.55%

Cleveland County Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	$1,000	$1,042,430
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education);
Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,015,130
Series 2009 A, Master Real Property Lease RB	4.10%	06/01/21	1,000	1,012,540
Series 2009 A, Master Real Property Lease RB	4.20%	06/01/22	1,000	1,009,670
Series 2009 A, Master Real Property Lease RB	4.25%	06/01/23	1,000	1,002,900
Oklahoma County Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,006,120
Oklahoma Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,250	1,303,400
Oklahoma Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	340,614
Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	281,998
Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	276,950
Okmulgee Municipal Authority; Series 2009 A, Utility System and Sales Tax RB	4.00%	12/01/19	2,165	2,169,460
Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvement RB	4.00%	05/15/16	5,000	5,265,350
Series 2005 A, Capital Improvement RB	4.00%	05/15/17	1,000	1,042,320
Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,145,460
Tulsa Airports Improvement Trust;
Series 2009 A, General RB	4.00%	06/01/15	670	676,847
Series 2009 A, General RB	5.38%	06/01/24	1,750	1,756,842
Tulsa Industrial Authority (University of Tulsa); Series 2009, Ref. RB	5.00%	10/01/23	1,500	1,540,680

				23,888,711

Oregon–0.60%

Clackamas County Hospital Facility Authority (Legacy Health System); Series 2009 B, RB (a)	5.00%	07/15/12	1,000	1,054,100
Lane (County of); Series 2009 A, Limited Tax GO	4.00%	11/01/16	1,000	1,060,130
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	545,380
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,600,454
Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/14	720	796,608
Series 2009 A, Ref. RB	5.00%	11/01/15	660	727,755
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,072,794
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax GO (g)	5.26%	06/15/23	2,500	1,358,600

				9,215,821

Pennsylvania–3.13%

Bethel Park School District;
Series 2009, Limited Tax GO	3.00%	08/01/13	500	522,090
Series 2009, Limited Tax GO	4.00%	08/01/17	800	835,968
Series 2009, Limited Tax GO	5.00%	08/01/29	1,000	1,037,750
Delaware County Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	522,135
Erie County Hospital Authority (Saint Vincent Health Center); Series 2010 A, RB	4.50%	07/01/12	600	607,500
Lancaster County Solid Waste Management Authority Series 2009 B, Resource Recovery System RB	4.00%	12/15/12	2,000	2,118,300
Pennsylvania Economic Development Financing Authority (Exelon Generation, LLC); Series 2009 A, Exempt Facilities RB (a)	5.00%	06/01/12	1,000	1,059,850
Pennsylvania Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,192,930
Series 2009, RB	5.00%	08/01/17	1,000	1,133,130
Series 2009, RB	5.00%	08/01/21	750	833,970
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2008 B, RB	5.00%	08/15/13	1,100	1,221,693
Pennsylvania Turnpike Commission;
Series 2008 C, Sub. RB (INS-Assured Guaranty Ltd.) (b)	6.00%	06/01/23	500	568,170
Series 2009 B, Sub. RB	5.00%	06/01/21	3,500	3,706,850
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,652,400
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Philadelphia (City of);
Series 2009 A, Unlimited Tax GO (INS-Assured Guaranty Ltd.) (b)	4.50%	08/01/20	$2,000	$2,098,880
Series 2009 A, Unlimited Tax GO (INS-Assured Guaranty Ltd.) (b)	5.25%	08/01/21	2,500	2,761,950
Series 2009 A, Unlimited Tax GO (INS-Assured Guaranty Ltd.) (b)	5.25%	08/01/22	5,000	5,463,300
Series 2009 A, Water & Wastewater RB	5.00%	01/01/27	250	254,900
Series 2009 B, Limited Tax GO (INS-Assured Guaranty Ltd.) (b)	5.75%	07/15/17	1,000	1,125,370
Series 2009 B, Limited Tax GO (INS-Assured Guaranty Ltd.) (b)	6.00%	07/15/18	1,000	1,124,330
Series 2009 B, Limited Tax GO (INS-Assured Guaranty Ltd.) (b)	6.25%	07/15/23	2,000	2,213,600
Pittsburgh School District;
Series 2009 A, Limited Tax GO (INS-Assured Guaranty Ltd.) (b)	3.00%	09/01/12	1,300	1,358,045
Series 2009 A, Limited Tax GO (INS-Assured Guaranty Ltd.) (b)	4.00%	09/01/19	3,105	3,203,708
Pittsburgh Water and Sewer Authority Series 2009 C-1D, Ref. Sub. Water and Sewer System RB (INS-Assured Guaranty Ltd.) (a)(b)	2.63%	09/01/12	1,000	1,003,340
Reading (City of); Series 2008, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.63%	11/01/23	1,500	1,641,810
Southeastern Pennsylvania Transportation Authority; Series 1999 B, Ref. Special RB (INS-National Public Finance Guarantee Corp.) (b)	5.25%	03/01/17	3,000	3,034,290
University of Pittsburgh of the Commonwealth System of Higher Education (University Capital);
Series 2002 B, Ref. RB (a)	5.50%	09/15/13	1,000	1,125,440
Series 2005 A, RB (a)	5.50%	09/15/13	1,000	1,125,440
West Mifflin Area School District; Series 2009, Limited Tax GO (INS-Financial Security Assurance Inc.) (b)	5.50%	04/01/24	500	559,385

				48,106,524

Puerto Rico–0.58%

Puerto Rico Public Buildings Authority; Series 2004 K, Ref. Government Facilities RB (INS-Financial Security Assurance Inc.) (b)	5.25%	07/01/27	2,450	2,524,847
Puerto Rico Sales Tax Financing Corp.;
First Sub. Series 2009 A, Sales Tax RB (a)	5.00%	08/01/11	3,000	3,147,330
First Sub. Series 2009 A, Sales Tax RB	5.00%	08/01/19	3,000	3,192,990

				8,865,167

Rhode Island–0.78%

Rhode Island Health & Educational Building Corp. (Public Schools Financing Program);
Series 2007 B, RB (INS-Ambac Assurance Corp.) (b)	5.00%	05/15/21	1,000	1,056,650
Series 2009 E, RB (INS-Assured Guaranty Ltd.) (b)	5.00%	05/15/19	2,145	2,288,029
Series 2009 E, RB (INS-Assured Guaranty Ltd.) (b)	5.00%	05/15/20	1,000	1,061,250
Series 2009 E, RB (INS-Assured Guaranty Ltd.) (b)	5.00%	05/15/22	2,535	2,657,212
Rhode Island Health & Educational Building Corp. (University of Rhode Island); Series 2009 B, Higher Education Facilities RB (INS-Assured Guaranty Ltd.) (b)	5.25%	09/15/29	1,250	1,319,962
Rhode Island Student Loan Authority (Hospital Financing );
Series 2006 A, Ref. RB (INS-Financial Security Assurance Inc.) (b)	5.00%	05/15/15	1,000	1,085,030
Series 2009 A, RB (INS-Assured Guaranty Ltd.) (b)	6.13%	05/15/27	500	553,880
Rhode Island Student Loan Authority; Series 2009 A, Sr. Student Loan RB	4.75%	12/01/15	1,150	1,194,149
Woonsocket (City of); Series 2000, Unlimited Tax GO (INS-National Public Finance Guarantee Corp.) (b)	5.25%	10/01/10	840	866,477

				12,082,639

South Carolina–2.07%

Oconee (County of) (Duke Energy Carolinas); Series 2009, Ref. PCR	3.60%	02/01/17	2,650	2,713,600
Piedmont Municipal Power Agency; Institutional Class Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,000	2,172,360
Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/17	1,000	1,079,530
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,109,500
Rock Hill (City of);
Series 2009 C, Ref. Combined Utility System RB (INS-Assured Guaranty Ltd.) (b)	4.00%	01/01/13	2,210	2,371,485
Series 2009 C, Ref. Combined Utility System RB (INS-Assured Guaranty Ltd.) (b)	4.00%	01/01/14	2,315	2,504,182
Series 2009 C, Ref. Combined Utility System RB (INS-Assured Guaranty Ltd.) (b)	4.00%	01/01/15	2,405	2,591,171
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–(continued)

South Carolina (State of); Series 2001 B, Capital Improvements Unlimited Tax GO	5.50%	04/01/11	$1,000	$1,063,850
South Carolina Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2005 A, Ref. RB (INS-Financial Security Assurance Inc.) (b)	4.00%	08/01/17	1,500	1,512,075
Series 2009, Ref. and Improvement RB	3.00%	08/01/10	500	502,095
Series 2009, Ref. and Improvement RB	3.00%	08/01/11	1,000	1,001,480
Series 2009, Ref. and Improvement RB	5.00%	08/01/15	500	516,340
Series 2009, Ref. and Improvement RB	5.00%	08/01/17	1,000	1,011,910
Series 2009, Ref. and Improvement RB	5.00%	08/01/18	500	502,405
South Carolina Public Service Authority; Series 1999 A, RB (INS-National Public Finance Guarantee Corp.) (b)	5.50%	01/01/10	1,000	1,000,000
South Carolina State Public Service Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	1,000	1,009,420
South Carolina Transportation Infrastructure Bank;
Series 2001 A, RB (INS-Ambac Assurance Corp.) (b)	5.00%	10/01/23	1,500	1,526,040
Series 2004 A, RB (INS-Ambac Assurance Corp.) (b)	5.25%	10/01/22	1,390	1,464,712
Spartanburg Regional Health Services District;
Series 2008 A, RB (INS-Assured Guaranty Ltd.) (b)	4.50%	04/15/27	1,735	1,714,353
Series 2008 D, Ref. RB (INS-Assured Guaranty Ltd.) (b)	5.25%	04/15/20	1,000	1,064,010
Spartanburg Sanitation Sewer District;
Series 2009 B, Ref. Sewer System Convertible RB (INS-Assured Guaranty Ltd.) (b)	4.00%	03/01/16	1,110	1,179,686
Series 2009 B, Ref. Sewer System Convertible RB (INS-Assured Guaranty Ltd.) (b)	4.50%	03/01/17	1,160	1,258,484

				31,868,688

South Dakota–0.48%

Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,211,769
Series 2009, Water RB	5.00%	11/01/24	1,620	1,656,531
Series 2009, Water RB	5.00%	11/01/25	1,650	1,679,403
South Dakota Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	543,405
Series 2009, RB	5.00%	11/01/17	430	458,053
Series 2009, RB	5.00%	11/01/24	1,000	1,021,760
Series 2009, RB	5.25%	11/01/29	500	512,315
South Dakota Housing Development Authority (Home Ownership Mortgage); Series 2008 G, RB	5.10%	05/01/18	250	269,625

				7,352,861

Tennessee–0.55%

Chattanooga-Hamilton County Hospital Authority (Erlanger Health System); Series 2004, Ref. Hospital RB (INS-Financial Security Assurance Inc.) (b)	4.50%	10/01/16	2,500	2,590,375
Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement RB	5.25%	04/01/23	1,000	1,026,170
Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,734,150
Shelby (County of) Health Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004, RB	5.00%	09/01/18	500	534,400
Series 2004, RB	5.00%	09/01/19	500	534,355
Shelby (County of) Health Educational & Housing Facilities Board (Methodist Healthcare — University Hospital) Series 2004 B, RB (INS-Financial Security Assurance Inc.) (b)	5.00%	09/01/17	1,000	1,072,650

				8,492,100

Texas–9.06%

Aldine Independent School District; Series 2003, Unlimited Tax School Building GO (CEP-Texas Permanent School Fund)	3.00%	02/15/15	500	529,305
Amarillo Health Facilities Corp. (Baptist St. Anthony’s Hospital); Series 1998, RB (INS-Financial Security Assurance Inc.) (b)	5.50%	01/01/10	1,275	1,275,000
Austin (City of); Series 2001, Limited Tax Certificates GO	5.00%	09/01/11	1,900	2,040,885
Beaumont Independent School District; Series 2009, Unlimited Tax School Building GO (INS-Assured Guaranty Ltd.) (b)	5.00%	02/15/24	1,500	1,603,410
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Bexar Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	$1,295	$1,389,742
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,659,725
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,633,225
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,639,125
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,610,350
Series 2009, Ref. Waterworks System RB	5.00%	05/01/29	2,500	2,522,100
Corpus Christi Independent District; Series 2009, School Building Unlimited Tax GO	5.00%	08/15/22	1,500	1,659,540
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-Assured Guaranty Ltd.) (b)	5.00%	08/15/26	585	608,072
Dallas and Fort Worth (Cities of); Series 2009 A, Ref. RB	4.00%	11/01/14	2,000	2,156,340
Dallas County Utility & Reclamation District,
Series 2005 A, Ref. Unlimited Tax GO (INS-Ambac Assurance Corp.) (b)	5.00%	02/15/19	1,200	1,221,144
Series 2005 A, Ref. Unlimited Tax GO (INS-Ambac Assurance Corp.) (b)	5.15%	02/15/21	3,000	3,049,140
Garland (City of); Series 2001, Limited Tax Certificates GO (INS-National Public Finance Guarantee Corp.) (b)	5.25%	02/15/11	2,435	2,565,248
Gulf Coast Waste Disposal Authority; Series 2006, Environmental Facilities RB (a)	2.30%	09/03/13	2,500	2,548,750
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. RB	5.13%	11/15/23	750	726,443
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB	5.00%	02/15/14	2,000	2,179,880
Series 2009, Ref. RB	5.00%	02/15/17	1,500	1,611,330
Series 2009, Ref. RB	5.00%	02/15/18	2,000	2,116,100
Series 2009, Ref. RB	5.00%	02/15/19	1,000	1,052,310
Series 2009, Ref. RB	5.63%	02/15/25	2,500	2,637,550
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	539,912
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	3.50%	10/01/13	750	785,580
Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,801,607
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-Assured Guaranty Ltd.) (b)	5.00%	05/15/23	1,500	1,565,625
Harris County Cultural Education Facilities Finance Corp. (The Methodist Hospital System); Series 2009 B-1, Ref. RB (a)	5.00%	06/01/12	1,630	1,759,471
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	3,992,240
Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,000	6,903,330
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 A, Ref. Hotel Occupancy and Special Tax RB (INS-Ambac Assurance Corp.) (b)	5.50%	09/01/10	1,000	1,029,610
Series 2001 A, Ref. Hotel Occupancy and Special Tax RB (INS-Ambac Assurance Corp.) (b)	5.50%	09/01/11	4,000	4,270,240
Series 2001 B, Hotel Occupancy and Special Tax RB (INS-Ambac Assurance Corp.) (b)	5.25%	09/01/10	1,000	1,027,950
Series 2001 B, Hotel Occupancy and Special Tax RB (INS-Ambac Assurance Corp.) (b)	5.25%	09/01/11	2,360	2,509,766
Series 2001 B, Hotel Occupancy and Special Tax RB (INS-Ambac Assurance Corp.) (b)	5.50%	09/01/11	2,460	2,626,198
Houston (City of);
Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/15	325	364,046
Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/16	250	277,148
Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/17	340	374,942
Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/18	500	548,795
Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/19	250	271,240
Humble Independent School District; Series 2009, Unlimited Tax GO	3.00%	02/15/15	1,190	1,229,139
Katy Independent School District; Series 1999 A, Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.20%	02/15/10	1,285	1,290,346
La Vernia Higher Education Finance Corp. (KIPP, Inc.); Series 2009 A, Education RB	5.75%	08/15/24	365	365,507
Lake Worth (City of); Series 2008, Limited Tax Certificates GO (INS-Assured Guaranty Ltd.) (b)	5.00%	10/01/27	1,230	1,305,977
Live Oak (City of); Series 2004, Unlimited Tax GO (INS-National Public Finance Guarantee Corp.) (b)	5.00%	08/01/16	390	420,350
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Lower Colorado River Authority;
Series 1999 A, Ref. RB (INS-Financial Security Assurance Inc.) (b)(f)	5.88%	05/15/14	$2,665	$2,702,870
Series 1999 B, Ref. RB (INS-Financial Security Assurance Inc.) (b)(f)	6.00%	05/15/10	1,460	1,481,374
Series 2009, Ref. RB	5.25%	05/15/29	500	527,215
Lubbock Health Facilities Development Corp. (St. Joseph Health System); Series 2008 A, Ref. RB (a)	3.05%	10/16/12	2,500	2,535,575
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. and Improvement RB	5.00%	02/15/13	1,675	1,738,734
Series 2009, Ref. and Improvement RB	5.00%	02/15/14	1,270	1,311,084
Series 2009, Ref. and Improvement RB	5.50%	02/15/15	1,875	1,952,250
Series 2009, Ref. and Improvement RB	5.50%	02/15/16	1,505	1,553,627
Series 2009, Ref. and Improvement RB	5.50%	02/15/17	2,100	2,140,719
Mansfield (City of); Series 2008, Limited Tax Certificates GO	6.13%	02/15/26	500	564,750
North Fort Bend Water Authority; Series 2009, Water System RB (INS-Assured Guaranty Ltd.) (b)	5.00%	12/15/24	2,000	2,171,620
North Texas Municipal Water District; Series 2001, Water System RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	09/01/11	1,040	1,114,786
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,126,820
Series 2008 E-3, Ref. First Tier System RB (a)	5.75%	01/01/16	1,850	2,072,462
Series 2008 H, Ref. First Tier System RB (a)	5.00%	01/01/13	3,180	3,397,957
Series 2008 L-2, Ref. First Tier System RB (a)	6.00%	01/01/13	1,000	1,107,280
Series 2009 A, First Tier System RB	5.00%	01/01/13	2,445	2,622,067
Parker (County of); Series 2009, Unlimited Tax GO (INS-Assured Guaranty Ltd.) (b)	5.25%	02/15/26	1,000	1,090,720
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO (INS-Assured Guaranty Ltd.) (b)	5.00%	02/15/24	500	540,980
San Antonio (City of);
Series 1994, Electric & Gas RB	5.00%	02/01/12	2,375	2,577,991
Series 1998 A, Ref. Limited Tax GO	5.00%	02/01/11	1,490	1,495,766
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, RB (INS-Assured Guaranty Ltd.) (b)	3.75%	09/01/14	1,000	1,029,410
Series 2009 A, RB (INS-Assured Guaranty Ltd.) (b)	5.00%	09/01/13	500	540,890
Series 2009 A, RB (INS-Assured Guaranty Ltd.) (b)	5.00%	09/01/22	500	508,285
Series 2009 A, RB (INS-Assured Guaranty Ltd.) (b)	5.00%	09/01/24	1,280	1,297,549
Series 2009 B, RB (INS-Assured Guaranty Ltd.) (b)	5.25%	09/01/28	1,000	1,027,400
Tarrant County Cultural Education Facilities Finance Corp.; Series 2007 A, Texas Health Resources Ref. RB	5.00%	02/15/19	4,405	4,611,506
Texas Woman’s University; Series 2008, Revenue Financing System RB	5.13%	07/01/26	1,500	1,559,175
Trinity River Authority; Series 2005, Ref. and Improvement RB (INS-National Public Finance Guarantee Corp.) (b)	5.00%	02/01/24	4,240	4,362,451
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Contract RB	5.00%	09/01/13	1,160	1,230,412
Series 2009, Tax Increment Contract RB	5.00%	09/01/22	900	865,620
Series 2009, Tax Increment Contract RB	5.10%	09/01/23	1,455	1,404,904
Series 2009, Tax Incremental Contract Allocation RB	5.38%	09/01/25	450	441,333
West Harris County Regional Water Authority;
Series 2005, Water System RB (INS-Financial Security Assurance Inc.) (b)	5.00%	12/15/17	1,000	1,066,230
Series 2009, Water System RB	5.00%	12/15/16	1,000	1,102,320
Series 2009, Water System RB	5.00%	12/15/22	2,215	2,359,972
				139,527,837

Utah–0.44%

Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	1,865	1,905,377
Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	500	553,085
Series 2009, Hospital RB	5.00%	08/15/18	1,250	1,355,525
Salt Lake Valley Fire Service Area; Series 2008, Lease RB	5.00%	04/01/22	500	542,305
South Valley Sewer District; Series 2009 A, RB	4.00%	01/01/15	600	653,244
Tooele School District; Series 2001, Unlimited Tax GO (CEP-Utah School Bond Guaranty)	4.50%	06/01/11	1,075	1,135,953
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah–(continued)

Utah Housing Corp.; Series 2009 C, Class III, Single Family Mortgage RB	4.50%	07/01/23	$620	$621,190
				6,766,679

Vermont–0.17%

University of Vermont & State Agricultural College; Series 2009, RB	5.00%	10/01/28	1,500	1,585,260
Vermont Educational & Health Buildings Financing Agency (Fletcher Allen Heath Care); Series 2004 B, RB (INS-Financial Security Assurance Inc.) (a)(b)	5.00%	12/01/22	1,000	1,018,670
				2,603,930

Virgin Islands–0.59%

Virgin Islands Public Finance Authority (Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,641,780
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Notes);
Series 2009 A-1, Ref. Senior Lien Capital RB	4.13%	10/01/18	1,875	1,781,194
Series 2009 B, Ref. Senior Lien RB	5.00%	10/01/15	1,000	1,047,190
Series 2009 B, Ref. Senior Lien RB	5.00%	10/01/16	1,000	1,034,640
Series 2009 B, Ref. Senior Lien RB	5.00%	10/01/17	1,000	1,023,660
Series 2009 B, Ref. Senior Lien RB	5.00%	10/01/18	1,000	1,013,580
Series 2009 B, Ref. Senior Lien RB	5.00%	10/01/25	500	491,935
Series 2009 C, Ref. Sub. Lien RB	5.00%	10/01/11	1,000	1,042,250
				9,076,229

Virginia–0.31%

Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Company); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	530,595
Norton (City of) Industrial Development Authority (Norton Community Hospital); Series 2001, Ref. & Improvement Hospital IDR (INS-ACA Financial Guaranty Corp.) (b)	5.13%	12/01/10	675	681,399
Virginia Resource Authority; Series 2008, Sub. Clean Water Revolving RB	5.00%	10/01/29	1,315	1,432,995
York (County of) Economic Development Authority (Virginia Electric & Power Company); Series 2009 A, Ref. PCR (a)	4.05%	05/01/14	2,000	2,095,560
				4,740,549

Washington–2.90%

Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric Systems RB	5.00%	01/01/26	500	526,655
Series 2009, Ref. Electric Systems RB	5.00%	01/01/27	215	225,316
Series 2009, Ref. Electric Systems RB	5.00%	01/01/28	300	312,804
Cowlitz (County of) (Wastewater Treatment); Series 2002, Ref. RB (INS-National Public Finance Guarantee Corp.) (b)	5.50%	11/01/19	2,500	2,735,200
Energy Northwest (No. 3);
Series 2001 A, Ref. Electric RB (INS-Financial Security Assurance Inc.) (b)	5.50%	07/01/10	1,000	1,025,680
Series 2001 A, Ref. Electric RB (INS-Financial Security Assurance Inc.) (b)	5.50%	07/01/11	7,500	8,042,700
King County Housing Authority (YWCA Family Village at Issaquah — Phase II); Series 2009, Housing RB	2.40%	01/01/13	1,450	1,453,379
Pend Oreille County Public Utility District No. 1(Box Canyon Production) Series 2009 A, System RB	5.00%	01/01/11	1,000	1,036,540
Seattle (City of);
Series 2000, Municipal Light & Power RB	5.63%	12/01/17	2,120	2,214,828
Series 2001, Ref. Municipal Light & Power Improvements RB (INS-Financial Security Assurance Inc.) (b)	5.25%	03/01/11	3,000	3,165,240
Snohomish (County of);
Series 2001, Limited Tax GO (f)	5.25%	12/01/11	300	325,431
Series 2001, Limited Tax GO	5.25%	12/01/11	2,385	2,591,708
Washington (State of) (Department of Ecology); Series 2001, Ref. COP (INS-Ambac Assurance Corp.) (b)	4.75%	04/01/11	5,310	5,365,436
Washington (State of); Series 2001 R-A, Ref. Unlimited Tax GO	5.00%	09/01/10	1,745	1,800,107
Washington Health Care Facilities Authority (Multicare Health System); Series 2008 A, RB (INS-Assured Guaranty Ltd.) (b)	5.75%	08/15/29	450	480,821
Washington Health Care Facilities Authority; Series 2008, RB (CEP-FHA)	5.25%	08/01/23	1,000	1,025,650
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	$1,050	$1,132,835
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,263,677
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,844,736
Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,213,001
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	1,918,509
				44,700,253

West Virginia–0.15%

West Virginia Hospital Finance Authority;
Series 2003 D, Improvement RB (INS-Financial Security Assurance Inc.) (b)	5.38%	06/01/28	1,200	1,261,080
Series 2009 A, Ref. and Improvement RB	5.00%	09/01/13	1,000	1,063,410
				2,324,490

Wisconsin–3.15%

Fond du Lac (City of) School District; Series 2000, Ref. Unlimited Tax GO (a)(f)	5.25%	04/01/11	1,000	1,012,500
Manitowoc (City of); Series 2009, Electric Power System Ref. RB (INS-Assured Guaranty Ltd.) (b)	4.25%	10/01/15	1,510	1,627,070
Wisconsin (State of);
Series 1993 2, Ref. Unlimited Tax GO	5.13%	11/01/11	2,000	2,163,220
Series 1999 C, Unlimited Tax GO	5.75%	05/01/10	2,000	2,036,620
Wisconsin Health & Educational Facilities Authority (Aurora Health Care);
Series 2009 B, RB (a)	4.75%	08/15/14	1,000	1,009,450
Series 2009 B, RB (a)	5.13%	08/15/16	2,000	2,061,320
Wisconsin Health & Educational Facilities Authority (Bay Area Medical Center); Series 2008, VRD RB (LOC-M&I Marshall & Ilsley Bank) (c)(d)(e)	2.75%	02/01/38	20,000	20,000,000
Wisconsin Health & Educational Facilities Authority (Children’s Hospital); Series 2008 B, RB	5.50%	08/15/29	3,000	3,127,530
Wisconsin Health & Educational Facilities Authority (Froedtert and Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	2,060	2,121,882
Series 2009 C, RB	5.00%	04/01/19	750	786,750
Series 2009 C, RB	5.00%	04/01/20	750	779,220
Wisconsin Health & Educational Facilities Authority (Marquette University);
Series 2008 B1, Ref. RB	3.50%	10/01/16	1,005	1,019,171
Series 2008 B1, Ref. RB	3.75%	10/01/18	880	879,111
Series 2008 B3, Ref. RB	3.75%	10/01/18	1,125	1,123,864
Series 2008 B3, Ref. RB	4.00%	10/01/19	1,145	1,150,462
Wisconsin Health & Educational Facilities Authority (Oakwood); Series 2000 B, VRD RB (LOC-M&I Marshall & Ilsley Bank) (c)(d)(e)	2.75%	08/15/30	4,915	4,915,000
Wisconsin Health & Educational Facilities Authority (St. Mary’s School); Series 2004, VRD RB (LOC-M&I Marshall & Ilsley Bank) (c)(d)(e)	2.75%	08/01/19	1,830	1,830,000
Wisconsin Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS-Ambac Assurance Corp.) (b)	5.00%	12/15/16	855	895,835
				48,539,005

Wyoming–1.45%

Campbell County Hospital District (Campbell County Memorial Hospital);
Series 2009, Hospital RB	3.00%	12/01/12	1,000	1,015,600
Series 2009, Hospital RB	4.00%	12/01/15	1,285	1,315,107
Series 2009, Hospital RB	5.00%	12/01/17	1,170	1,231,636
Series 2009, Hospital RB	5.00%	12/01/18	545	564,811
Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (c)(d)(e)	0.24%	01/01/18	14,350	14,350,000
Sweetwater (County of); Series 2006, Ref. PCR	5.25%	07/15/26	2,675	2,770,979
Wyoming Municipal Power Agency; Series 2008 A, RB	5.38%	01/01/25	1,000	1,066,540
				22,314,673
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

Value

TOTAL INVESTMENTS (h)–99.28% (Cost $1,499,651,905)	$1,528,050,171

OTHER ASSETS LESS LIABILITIES–0.72%	11,156,500

NET ASSETS–100.00%	$1,539,206,671

Investment Abbreviations:
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
FHLMC	—	Federal Home Loan Mortgage Corp.
FHA	—	Federal Housing Administration
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation Bonds
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
Jr.	—	Junior
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
RAC	—	Revenue Anticipation Certificates
RAN	—	Revenue Anticipation Notes
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand
Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2009.

(d)	Security is considered a cash equivalent.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Ltd.	13.22%
National Public Finance Guarantee Corp.	10.76
Financial Security Assurance Inc.	6.56
Ambac Assurance Corp.	6.16
See accompanying notes which are an integral part of this schedule.
AIM Tax-Free Intermediate Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
AIM Tax-Free Intermediate Fund

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of December 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$1,299,755,171	$—	$1,299,755,171

Short-Term Investments	—	228,295,000	—	228,295,000

Total Investments	$—	$1,528,050,171	$—	$1,528,050,171

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2009 was $1,015,194,494 and $47,833,947 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$31,151,631

Aggregate unrealized (depreciation) of investment securities	(2,753,365)

Net unrealized appreciation of investment securities	$28,398,266

Investments have the same cost for tax and financial statement purposes.
AIM Tax-Free Intermediate Fund

Item 2. Controls and Procedures.
(a)	As of December 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2009, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: March 1, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: March 1, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: March 1, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.